JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.9%
Aerospace & Defense — 0.3%
ATI, Inc.
5.88%, 12/1/2027	960,000	961,515
7.25%, 8/15/2030	760,000	802,401
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	165,000	170,077
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	355,973
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	2,035,000	2,041,172
8.75%, 11/15/2030 (a)	1,800,000	1,943,269
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	569,186
ICITII 6.00%, 1/31/2033 ‡ (a)	6,167	2,892
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	313,058
5.60%, 7/31/2053	617,000	622,119
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,392,691
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	92,054
4.15%, 6/15/2053	650,000	530,655
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,740,673
1.90%, 9/1/2031	450,000	396,128
5.15%, 2/27/2033	365,000	380,827
4.50%, 6/1/2042	520,000	474,494
3.03%, 3/15/2052	650,000	431,434
5.38%, 2/27/2053	144,000	141,078
6.40%, 3/15/2054	1,935,000	2,166,973
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	293,000	307,700
TransDigm, Inc.
6.75%, 8/15/2028 (a)	565,000	576,551
6.38%, 3/1/2029 (a)	2,497,000	2,571,828
6.88%, 12/15/2030 (a)	725,000	755,801
6.63%, 3/1/2032 (a)	1,640,000	1,704,572
6.25%, 1/31/2034 (a)	367,000	380,520
		23,825,641
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	710,000	728,490
7.50%, 2/15/2033 (a)	2,292,000	2,372,869
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,646,000	1,670,425
3.75%, 1/30/2031 (a)	490,000	456,968
5.88%, 12/1/2033 (a)	232,000	234,113
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	428,000	429,809
Clarios Global LP
6.75%, 5/15/2028 (a)	1,215,000	1,246,355
6.75%, 2/15/2030 (a)	758,000	787,926
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	46,263	48,497

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
5.63% (Cash), 5/15/2027 (a) (b)	32,879	32,272
Dana, Inc.
5.38%, 11/15/2027	730,000	731,448
5.63%, 6/15/2028	290,000	290,133
4.50%, 2/15/2032	40,000	39,234
Forvia SE (France) 6.75%, 9/15/2033 (a)	200,000	203,604
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	150,000	149,592
5.00%, 7/15/2029	2,396,000	2,327,799
5.25%, 7/15/2031	885,000	836,143
Icahn Enterprises LP 5.25%, 5/15/2027	795,000	784,783
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	806,293
		14,176,753
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	810,000	940,124
4.75%, 1/15/2043	380,000	305,834
General Motors Co. 5.95%, 4/1/2049	25,000	24,533
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	926,535
3.00%, 2/10/2027 (a)	200,000	197,209
1.80%, 1/10/2028 (a)	350,000	332,950
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,995,065
4.75%, 11/13/2028 (a)	2,664,000	2,693,432
5.35%, 3/27/2030 (a)	7,994,000	8,230,211
		16,645,893
Banks — 6.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	200,000	203,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	2,900,000	2,947,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	1,700,000	1,619,685
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	183,505
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	3,200,000	3,404,147
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	540,000	558,320
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	932,775
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	180,849
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,979,031
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	694,328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	1,000,000	974,690
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,319,545
6.61%, 11/7/2028	600,000	640,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	4,400,000	4,896,830
4.55%, 11/6/2030	4,000,000	4,020,053

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.44%, 7/15/2031	800,000	843,489
5.13%, 11/6/2035	4,000,000	4,032,524
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	3,436,000	3,424,813
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,205,000	1,198,784
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	258,975
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	395,486
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	454,000	448,379
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,190,000	1,220,390
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	605,489
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	3,543,000	3,703,664
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	2,363,000	2,450,535
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	5,821,000	5,886,120
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	12,435,000	12,898,441
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	595,006
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,660,000	2,451,846
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	5,013,000	4,615,271
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	20,150,000	18,075,335
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	640,000	580,716
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	4,049,000	4,065,748
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	2,437,000	2,563,095
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	3,700,000	3,813,374
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	2,155,000	2,226,466
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	5,550,000	5,247,845
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	101,353
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,935,000	2,015,148
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	301,811
5.51%, 6/4/2031	550,000	581,845
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	580,376
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	685,000	695,314
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,228
1.60%, 10/4/2026 (a)	200,000	196,185
5.79%, 7/13/2028 (a)	1,005,000	1,045,591
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	1,400,000	1,481,389
(SOFR + 1.08%), 4.48%, 11/11/2029 (c)	9,025,000	9,078,349
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	5,540,000	5,650,579
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	1,335,000	1,536,473
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	450,000	431,174
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (c) (d) (e) (f)	700,000	737,867
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,500,000	1,415,529
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	9,260,000	9,506,199
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	535,000	554,729
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (c) (d) (e) (f)	710,000	736,575

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	7,600,000	7,949,351
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	454,837
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,480,000	1,509,776
5.13%, 1/18/2028 (a)	5,745,000	5,866,516
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	5,680,000	6,042,036
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (c)	3,830,000	4,010,918
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	1,275,000	1,133,871
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	3,750,000	3,375,344
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	890,000	1,000,412
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	1,065,000	1,123,743
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,680,000	2,892,703
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	820,000	835,612
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	1,000,000	1,041,288
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	800,000	830,087
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	526,119
5.26%, 4/8/2029	450,000	466,763
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	965,000	979,797
Citibank NA
5.80%, 9/29/2028	500,000	524,812
4.84%, 8/6/2029	840,000	861,984
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	650,000	640,739
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	1,115,000	1,112,055
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,191,569
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	1,295,000	1,294,267
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	6,135,000	6,288,185
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	645,000	663,522
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	5,520,000	5,562,363
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	1,965,000	2,011,433
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	496,257
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	10,543,000	10,639,206
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	155,500
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	620,000	575,179
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	9,823,000	9,891,890
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	13,540,000	12,320,224
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	1,665,000	1,494,794
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	840,000	804,658
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	2,500,000	2,739,148
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	9,140,000	9,558,545
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	5,450,000	5,624,111
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	13,507,000	13,784,028
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	55,000	41,011
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	884,710

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	250,000	248,769
5.30%, 7/12/2028 (a)	990,000	1,020,401
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	670,000	675,239
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	3,245,000	3,420,874
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	3,090,000	3,276,949
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	845,000	880,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	1,113,000	1,123,312
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	2,500,000	2,557,595
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	1,015,000	1,026,880
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	309,907
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	5,370,000	5,170,815
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	11,750,000	11,630,575
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	17,600,000	18,204,849
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	12,040,000	12,372,991
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	4,075,000	4,101,506
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,475,000	1,560,761
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	500,000	457,987
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	4,220,000	4,257,976
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	1,226,000	1,289,414
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	8,373,000	9,603,580
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	6,200,000	5,287,970
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,425,000	1,453,752
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	3,430,000	3,527,217
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	4,855,000	4,863,514
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	350,000	354,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (c)	1,160,000	1,184,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	380,000	401,879
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (c)	4,870,000	4,853,853
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (c)	2,902,000	3,087,812
(SOFR + 1.61%), 5.39%, 1/16/2036 (c)	3,562,000	3,632,550
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	1,060,000	1,042,507
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	200,000	209,294
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	580,000	604,337
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (c)	450,000	410,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	270,000	288,239
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	256,294
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	800,000	803,035

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	600,000	591,409
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	1,015,000	1,039,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	1,825,000	1,878,631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	605,000	677,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	415,000	441,852
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,390,057
5.02%, 3/21/2030 (a)	6,660,000	6,872,356
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	409,564
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	602,350
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	45,073
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	2,015,000	2,055,933
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	680,000	734,355
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	4,765,000	5,418,065
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	400,000	423,624
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	1,745,000	1,807,697
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (d)	245,000	245,110
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	8,845,000	8,976,907
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	4,200,000	4,117,353
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	5,560,000	5,638,458
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,771,000	10,231,802
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	869,000	799,416
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	424,839
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	1,700,000	1,697,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	200,000	200,411
5.25%, 2/19/2027 (a)	4,650,000	4,701,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	200,000	197,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,200,000	1,178,913
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	1,800,000	1,875,399
3.00%, 1/22/2030 (a)	550,000	517,958
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	2,070,000	2,143,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,860,000	4,094,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	2,078,000	2,201,368
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	610,000	607,841
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	555,000	566,067
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	1,400,000	1,493,857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (c)	200,000	208,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	8,000,000	8,202,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	1,615,000	1,716,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (c)	9,265,000	9,498,293
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	263,112
5.72%, 9/14/2028	680,000	709,440

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.42%, 7/9/2031	950,000	998,957
5.77%, 1/13/2033	200,000	214,477
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	203,363
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	1,003,977
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	204,393
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	627,000	648,299
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	103,721
4.99%, 4/5/2029	1,010,000	1,037,895
2.00%, 9/10/2031	385,000	344,835
4.46%, 6/8/2032	120,000	120,407
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	2,300,000	2,320,896
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	2,090,000	2,134,424
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	588,000	627,085
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	5,758,000	6,089,038
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	1,500,000	1,492,389
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	197,747
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	3,000,000	3,217,415
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	800,000	782,939
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	370,000	383,833
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	1,145,000	1,181,128
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,865,000	1,926,202
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	250,000	265,788
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	356,599
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	2,110,000	2,154,918
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,470,166
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	323,446
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,360,000	8,664,370
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	4,810,000	5,038,456
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	6,840,000	7,242,793
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	17,360,000	18,038,640
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	11,700,000	12,117,039
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	2,340,000	2,198,625
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,740,000	1,824,056
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	6,914,000	7,323,227
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	1,820,000	2,035,214
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	3,515,000	3,630,171
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	6,330,000	6,713,642
(SOFR + 1.34%), 4.89%, 9/15/2036 (c)	13,050,000	13,162,138
Westpac Banking Corp. (Australia) 1.95%, 11/20/2028	30,000	28,447
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	558,098
		608,930,072

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.0% ^
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	539,609
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	278,000	289,848
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	350,026
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	155,587
PepsiCo, Inc.
3.60%, 8/13/2042	1,640,000	1,354,342
2.75%, 10/21/2051	415,000	267,220
		2,956,632
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	5,620,000	5,828,792
4.55%, 3/15/2035	5,000,000	4,980,050
4.05%, 11/21/2039	9,507,000	8,601,798
4.63%, 10/1/2042	4,000,000	3,700,137
4.25%, 11/21/2049	1,647,000	1,390,382
5.50%, 3/15/2064	720,000	717,638
Amgen, Inc.
5.25%, 3/2/2030	175,000	181,876
3.15%, 2/21/2040	977,000	781,624
5.60%, 3/2/2043	3,500,000	3,576,062
4.66%, 6/15/2051	960,000	841,402
4.88%, 3/1/2053	6,684,000	6,009,275
5.75%, 3/2/2063	6,000	6,011
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,644,595
CSL Finance plc 5.11%, 4/3/2034 (a)	1,370,000	1,413,465
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	463,899
5.25%, 10/15/2033	2,580,000	2,724,155
4.15%, 3/1/2047	330,000	279,256
		45,140,417
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	490,000	460,592
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	12,713	12,109
Wayfair LLC 7.25%, 10/31/2029 (a)	2,030,000	2,111,702
		2,584,403
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	4,445,000	4,224,779
6.38%, 3/1/2034 (a)	370,000	384,844
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	3,760,000	3,896,687
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,807,202
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,110,000	1,145,137
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,450,000	1,481,252
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,641,000	2,742,401
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,995,000	3,178,755

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	735,000	758,259
6.25%, 8/1/2033 (a)	1,034,000	1,060,517
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	820,000	817,740
4.38%, 7/15/2030 (a)	3,685,000	3,573,098
		25,070,671
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	400,000	425,224
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	178,523
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,760,000	1,975,003
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (c)	5,575,000	5,585,102
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	61,004
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	315,000	320,413
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300,000	1,275,504
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	167,000	169,767
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	4,550,000	4,646,450
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	195,000	204,433
5.41%, 5/10/2029	325,000	338,498
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	825,000	881,616
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	3,170,000	2,958,197
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	3,355,000	3,689,960
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	726,000	722,906
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	1,835,000	1,821,132
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	117,000	117,074
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	147,305
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	1,620,000	1,609,005
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	2,205,000	2,189,949
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	1,500,000	1,503,092
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	4,915,000	5,225,483
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	3,341,000	3,465,412
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	2,045,000	2,141,742
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	290,000	297,916
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,620,000	1,646,567
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	12,660,000	13,116,547
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	10,835,000	11,225,388
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	9,550,000	9,561,257
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	4,335,000	3,964,762
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,040,000	4,192,680
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	11,912,000	12,097,276
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	18,420,000	18,488,600
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	124,828
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	14,251
Macquarie Group Ltd. (Australia) (3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	200,000	204,309

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	897,057
3.59%, 7/22/2028 (g)	330,000	326,951
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	265,549
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	2,440,000	2,521,679
(SOFR + 1.83%), 6.41%, 11/1/2029 (c)	300,000	318,538
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,070,000	2,130,616
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	1,573,000	1,584,782
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	3,510,000	3,608,263
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	13,380,000	13,577,447
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	5,380,000	5,564,654
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	14,905,000	15,426,676
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	3,200,000	2,820,314
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	1,265,000	1,161,136
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,326,000	1,389,972
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	7,196,000	7,718,319
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,910,000	4,060,698
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	420,000	369,765
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	4,529,000	4,543,675
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	4,718,000	4,986,384
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	2,000,000	2,111,119
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	225,260
S&P Global, Inc.
2.70%, 3/1/2029	456,000	437,648
3.25%, 12/1/2049	563,000	405,213
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	337,000	349,754
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	250,000	248,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	201,557
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	260,000	284,892
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	483,000	500,358
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	2,350,000	2,255,935
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,195,000	8,580,692
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	10,000,000	9,929,574
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	865,000	1,013,510
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	2,520,000	2,520,439
		218,924,286
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	960,000	991,167
6.25%, 11/1/2031 (a)	695,000	708,808
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	600,000	599,970
3.38%, 2/15/2029 (a)	950,000	917,552
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,500,000	887,500
Celanese US Holdings LLC 6.88%, 7/15/2032 (h)	300,000	306,064
Chemours Co. (The) 5.75%, 11/15/2028 (a)	2,140,000	2,076,973

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
EIDP, Inc. 4.80%, 5/15/2033	320,000	321,579
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	611,138
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000,000	937,554
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	1,045,000	1,094,631
9.00%, 2/15/2030 (a)	2,990,000	3,199,117
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	1,170,000	1,247,805
7.50%, 5/2/2054 (a)	2,658,000	2,940,093
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	2,120,000	2,075,851
4.38%, 2/1/2032	1,685,000	1,575,465
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,426,145
4.50%, 6/1/2047	15,000	13,018
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	1,542,000	1,550,438
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,075,000	1,065,161
6.63%, 8/15/2032 (a)	1,790,000	1,776,829
		26,322,858
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,538,411
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,000,000	1,945,906
4.88%, 7/15/2032 (a)	1,035,000	1,003,256
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	441,724
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,580,000	1,647,749
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	380,000	367,989
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	975,000	955,912
4.75%, 6/15/2029 (a)	2,625,000	2,622,029
6.75%, 1/15/2031 (a)	2,305,000	2,419,842
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,120,000	1,098,729
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,765,000	1,838,706
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,995,000	2,093,834
		17,974,087
Communications Equipment — 0.0% ^
CommScope LLC 9.50%, 12/15/2031 (a)	750,000	760,845
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	1,523,000	1,565,553
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	739,930	602,104
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	996,507
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,113,000	2,120,102
Quanta Services, Inc. 5.25%, 8/9/2034	2,876,000	2,975,092
		8,259,358

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (c) (e) (f)	684,000	708,371
Knife River Corp. 7.75%, 5/1/2031 (a)	1,560,000	1,640,703
		2,349,074
Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,241,036
3.00%, 10/29/2028	4,747,000	4,595,503
3.30%, 1/30/2032	1,990,000	1,843,407
5.00%, 11/15/2035	1,421,000	1,412,427
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	760,000	797,025
Ally Financial, Inc. 6.70%, 2/14/2033	870,000	910,808
American Express Co.
1.65%, 11/4/2026	480,000	470,234
5.85%, 11/5/2027	270,000	279,577
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	4,142,000	4,280,491
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	1,590,000	1,628,823
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,240,000	1,316,454
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,043
2.13%, 2/21/2026 (a)	87,000	86,341
6.38%, 5/4/2028 (a)	975,000	1,015,950
5.75%, 3/1/2029 (a)	6,680,000	6,913,132
5.75%, 11/15/2029 (a)	9,701,000	10,074,488
5.15%, 1/15/2030 (a)	3,938,000	4,004,040
4.90%, 10/10/2030 (a)	10,900,000	10,971,286
4.95%, 10/15/2032 (a)	400,000	396,230
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	89,559
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	889,842
4.13%, 8/17/2027	1,350,000	1,336,268
6.80%, 5/12/2028	1,090,000	1,135,317
7.20%, 6/10/2030	550,000	590,586
4.00%, 11/13/2030	250,000	235,536
General Motors Financial Co., Inc. 5.95%, 4/4/2034	570,000	599,970
OneMain Finance Corp.
7.13%, 3/15/2026	230,000	231,467
3.88%, 9/15/2028	2,550,000	2,474,704
6.63%, 5/15/2029	2,075,000	2,147,148
5.38%, 11/15/2029	950,000	946,894
		62,974,586
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,075,000	1,074,200
5.88%, 2/15/2028 (a)	4,485,000	4,491,974
3.50%, 3/15/2029 (a)	1,460,000	1,399,735
4.88%, 2/15/2030 (a)	20,000	19,849

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.50%, 3/31/2031 (a)	182,000	184,487
5.75%, 3/31/2034 (a)	580,000	584,677
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	1,081,000	1,080,934
6.13%, 9/15/2032 (a)	998,000	1,026,735
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (i)	97,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (i)	10,194	—
Series B, 15.00%, 8/30/2031 ‡ (i)	13,817	—
Series A, 15.00%, 8/30/2031 ‡ (i)	30,159	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (i)	28,033	—
Sysco Corp. 5.10%, 9/23/2030	250,000	258,234
		10,120,825
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	1,710,000	1,754,909
Ardagh Group SA
9.50%, 12/1/2030 (a)	381,000	410,668
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (g)	1,275,000	1,149,501
Ball Corp.
6.00%, 6/15/2029	1,000,000	1,029,206
3.13%, 9/15/2031	630,000	578,335
5.50%, 9/15/2033	1,405,000	1,431,456
Berry Global, Inc. 5.80%, 6/15/2031	7,430,000	7,867,266
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	680,000	686,130
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	107,751
6.38%, 7/15/2032 (a)	1,460,000	1,484,680
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,265,000	1,219,682
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,160,000	1,162,219
Packaging Corp. of America
4.05%, 12/15/2049	285,000	229,909
3.05%, 10/1/2051	85,000	56,119
Sealed Air Corp.
4.00%, 12/1/2027 (a)	735,000	731,788
6.13%, 2/1/2028 (a)	280,000	284,727
5.00%, 4/15/2029 (a)	735,000	740,130
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,313,676
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	625,054
		24,863,206
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	1,065,000	1,053,517
3.88%, 11/15/2029 (a)	230,000	220,153
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	1,483,000	1,554,322
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	915,000	936,737
		3,764,729

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	1,915,000	1,920,025
4.00%, 5/15/2031	1,085,000	1,035,831
5.75%, 10/15/2032	725,000	739,800
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,142,000	1,203,358
		4,899,014
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	472,557
3.25%, 9/13/2049	31,000	21,727
WP Carey, Inc.
2.40%, 2/1/2031	700,000	630,140
2.25%, 4/1/2033	145,000	122,605
		1,247,029
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	450,000	427,949
4.90%, 11/1/2035	12,317,000	12,275,917
3.50%, 6/1/2041	260,000	207,356
3.65%, 6/1/2051	1,015,000	729,229
3.50%, 9/15/2053	1,990,000	1,369,134
5.70%, 11/1/2054	6,075,000	5,963,050
3.55%, 9/15/2055	15,540,000	10,649,649
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,755,000	1,737,902
4.75%, 3/1/2030 (a)	9,754,000	9,290,462
4.50%, 8/15/2030 (a)	6,559,000	6,137,206
4.25%, 2/1/2031 (a)	6,685,000	6,158,433
4.75%, 2/1/2032 (a)	3,270,000	3,004,591
4.50%, 6/1/2033 (a)	180,000	158,131
Cipher Compute LLC 7.13%, 11/15/2030 (a)	409,000	415,519
Embarq LLC 8.00%, 6/1/2036	13,000	5,139
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	992,776
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	260,000	260,351
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	300,000	305,516
7.00%, 3/31/2034 (a)	990,000	1,013,998
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	423,184	418,423
4.13%, 4/15/2030 (a)	495,548	491,311
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	277,883
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	569,473
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,402,000	1,449,557
		64,308,955

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 2.7%
Alabama Power Co.
3.05%, 3/15/2032	200,000	186,043
5.85%, 11/15/2033	275,000	297,095
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	334,255
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	2,096,000	2,191,734
3.20%, 9/15/2049	295,000	204,772
2.90%, 6/15/2050	550,000	359,614
5.40%, 6/1/2053	305,000	298,913
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	378,000	402,570
Commonwealth Edison Co.
5.30%, 2/1/2053	450,000	435,466
5.95%, 6/1/2055	852,000	904,546
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	37,272
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	797,109
DTE Electric Co.
5.20%, 3/1/2034	500,000	520,411
Series B, 3.25%, 4/1/2051	2,000,000	1,416,020
Series B, 3.65%, 3/1/2052	50,000	37,703
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	435,838
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	440,275
Duke Energy Corp. 5.80%, 6/15/2054	550,000	556,767
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	249,642
6.20%, 11/15/2053	1,740,000	1,903,126
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	87,290
2.75%, 4/1/2050	395,000	250,673
5.40%, 4/1/2053	770,000	749,097
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	652,071
Duke Energy Progress LLC
5.05%, 3/15/2035	2,442,000	2,501,929
5.55%, 3/15/2055	232,000	232,801
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	134,386
Edison International
5.25%, 11/15/2028	100,000	101,444
5.45%, 6/15/2029	278,000	282,547
6.95%, 11/15/2029	245,000	260,935
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	3,026,000	3,124,735
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	640,000	720,702
Emera US Finance LP (Canada)
2.64%, 6/15/2031	1,570,000	1,412,284
4.75%, 6/15/2046	2,329,000	2,012,392
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	4,976,000	5,012,409
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,115,435
5.50%, 6/26/2034 (a)	3,260,000	3,406,581
5.00%, 9/30/2035 (a)	6,485,000	6,470,338

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.75%, 9/30/2055 (a)	2,700,000	2,660,353
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	13,027
2.65%, 6/15/2051	274,000	166,935
5.75%, 6/1/2054	150,000	154,790
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	8,418,000	8,853,253
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	68,143
1.60%, 12/15/2030	500,000	444,578
5.15%, 9/15/2034	650,000	668,849
2.90%, 3/15/2051	823,000	528,618
5.70%, 3/15/2054	1,230,000	1,245,100
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	547,179
3.50%, 6/1/2051	20,000	14,374
5.85%, 6/1/2054	3,215,000	3,315,336
5.80%, 4/15/2055	779,000	801,377
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	205,909
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	472,110
5.55%, 9/15/2054	4,039,000	3,989,307
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	205,698
Eversource Energy
4.60%, 7/1/2027	31,000	31,172
5.45%, 3/1/2028	100,000	102,405
3.38%, 3/1/2032	365,000	338,265
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,548,448
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (h)	2,330,000	2,317,812
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	932,007
4.55%, 4/1/2049 (a)	350,000	303,655
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	46,942
5.30%, 4/1/2053	390,000	382,443
5.70%, 3/15/2055	2,350,000	2,441,563
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,648,480
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	437,314
2.95%, 5/14/2030 (a)	405,000	382,654
5.40%, 6/1/2033 (a)	300,000	311,230
5.65%, 5/9/2034 (a)	7,615,000	7,981,046
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	8,920,000	8,045,185
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	403,749
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	45,521
5.85%, 9/15/2054	110,000	115,221
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	430,075
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	209,555

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	223,731
Nevada Power Co. 6.00%, 3/15/2054	600,000	624,636
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	60,000	61,707
5.25%, 2/28/2053	80,000	75,359
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	620,000	665,328
5.90%, 3/15/2055	3,780,000	3,888,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	1,110,000	1,152,099
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,835,000	4,057,741
Northern States Power Co. 2.60%, 6/1/2051	368,000	230,310
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	57,723
3.38%, 2/15/2029 (a)	1,155,000	1,106,556
5.25%, 6/15/2029 (a)	3,330,000	3,344,038
4.73%, 10/15/2030 (a)	670,000	668,764
6.00%, 2/1/2033 (a)	2,335,000	2,384,495
5.75%, 1/15/2034 (a)	2,692,000	2,713,582
5.41%, 10/15/2035 (a)	2,539,000	2,542,227
6.00%, 1/15/2036 (a)	745,000	756,616
OGE Energy Corp. 5.45%, 5/15/2029	330,000	342,834
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	140,950
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	105,329
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	197,130
4.95%, 9/15/2052	400,000	364,758
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	109,565
5.00%, 6/4/2028	1,559,000	1,584,318
4.65%, 8/1/2028	2,200,000	2,212,085
6.10%, 1/15/2029	605,000	632,392
4.55%, 7/1/2030	16,624,000	16,565,965
5.05%, 10/15/2032	4,040,000	4,066,919
6.40%, 6/15/2033	5,860,000	6,359,450
5.70%, 3/1/2035	4,460,000	4,612,720
4.20%, 6/1/2041	30,000	24,960
3.75%, 8/15/2042 (h)	3,165,000	2,425,776
5.90%, 10/1/2054	2,000,000	1,955,694
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,222,107
PG&E Corp.
5.00%, 7/1/2028	1,091,000	1,083,044
5.25%, 7/1/2030	890,000	881,531
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,270,000	5,448,411
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	994,668
Series A-3, 5.54%, 7/15/2047	185,000	188,264
Series A-3, 5.53%, 6/1/2049	1,145,000	1,170,277
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,394

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series A-4, 5.21%, 12/1/2047	40,000	39,205
Series A-5, 5.10%, 6/1/2052	70,000	66,705
PPL Capital Funding, Inc. 5.25%, 9/1/2034	195,000	200,886
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	427,309
5.25%, 5/15/2053	70,000	68,574
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	160,171
Series G, 6.63%, 11/15/2037	725,000	811,817
Series K, 3.15%, 8/15/2051	150,000	100,339
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	525,928
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	696,395
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	45,060	45,874
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	45,631	47,236
Series A2, 5.17%, 5/15/2041	49,000	49,415
Southern California Edison Co.
5.30%, 3/1/2028	719,000	733,209
5.65%, 10/1/2028	600,000	620,708
5.25%, 3/15/2030	2,950,000	3,029,480
Series G, 2.50%, 6/1/2031	775,000	695,148
5.45%, 6/1/2031	530,000	548,090
5.95%, 11/1/2032	2,000,000	2,122,381
5.20%, 6/1/2034	7,538,000	7,601,391
5.45%, 3/1/2035	4,932,000	5,037,414
Series C, 4.13%, 3/1/2048	238,000	184,918
Series 20A, 2.95%, 2/1/2051	430,000	268,146
5.88%, 12/1/2053	3,376,000	3,298,479
5.75%, 4/15/2054	390,000	374,776
Southern Co. (The)
5.50%, 3/15/2029	390,000	405,387
5.20%, 6/15/2033	109,000	112,609
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	133,794
3.25%, 11/1/2051	210,000	140,557
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	66,944
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	997,000	1,026,661
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	397,792
5.50%, 4/15/2053	54,000	52,633
Union Electric Co.
5.20%, 4/1/2034	400,000	414,564
5.45%, 3/15/2053	555,000	544,255
5.25%, 1/15/2054	1,450,000	1,386,431
5.13%, 3/15/2055	1,365,000	1,283,744
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	734,130
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,141,948

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.63%, 2/15/2027 (a)	2,165,000	2,167,617
5.00%, 7/31/2027 (a)	515,000	516,649
4.30%, 10/15/2028 (a)	13,331,000	13,296,806
4.38%, 5/1/2029 (a)	385,000	380,104
4.30%, 7/15/2029 (a)	3,000,000	2,980,570
4.60%, 10/15/2030 (a)	374,000	373,204
7.75%, 10/15/2031 (a)	3,720,000	3,951,350
6.00%, 4/15/2034 (a)	4,405,000	4,649,544
5.70%, 12/30/2034 (a)	1,370,000	1,415,302
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	63,188
		241,003,992
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	396,264
EnerSys
4.38%, 12/15/2027 (a)	630,000	625,684
6.63%, 1/15/2032 (a)	500,000	519,611
Sensata Technologies BV
4.00%, 4/15/2029 (a)	433,000	422,783
5.88%, 9/1/2030 (a)	400,000	405,498
		2,369,840
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,014,000	1,961,927
Coherent Corp. 5.00%, 12/15/2029 (a)	1,625,000	1,610,427
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,274,581
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	375,000	365,318
3.75%, 2/15/2031 (a)	755,000	706,041
6.63%, 7/15/2032 (a)	2,270,000	2,373,008
		8,291,302
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.25%, 4/1/2028 (a)	935,000	940,741
6.63%, 9/1/2032 (a)	610,000	628,132
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	392,312
4.08%, 12/15/2047	350,000	282,969
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	787,150
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	1,437,000	1,465,817
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,010,000	1,049,269
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	213,732
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,325,000	1,382,323
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	490,545	533,213
		7,675,658
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	630,000	628,359

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
7.00%, 8/1/2032 (a)	635,000	661,862
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	1,720,000	1,737,157
4.75%, 10/15/2027 (a)	515,000	514,124
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	114,396
5.40%, 6/12/2029	616,000	638,397
5.60%, 6/12/2034	2,459,000	2,581,479
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	715,000	653,331
5.05%, 3/15/2042	445,000	355,942
		7,885,047
Financial Services — 0.8%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (g)	7,429,665	7,429,665
Block, Inc.
5.63%, 8/15/2030 (a)	328,000	334,210
6.50%, 5/15/2032	4,569,000	4,774,938
6.00%, 8/15/2033 (a)	259,000	266,189
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,555,000	1,651,332
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	4,421,471	4,421,471
Class B, 0.00%, 8/17/2027 ‡	9,660,367	9,660,367
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	7,000,000	7,019,532
Fiserv, Inc.
3.20%, 7/1/2026	170,000	168,942
5.35%, 3/15/2031	300,000	308,183
Global Payments, Inc.
3.20%, 8/15/2029	72,000	68,456
4.88%, 11/15/2030	7,985,000	8,003,724
5.55%, 11/15/2035	1,945,000	1,943,406
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	6,743,506	6,989,545
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	320,000	315,452
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (c)	350,000	350,306
5.13%, 7/29/2029 (a)	771,000	795,575
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,582,000	1,709,854
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,032,348
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	1,014,000	1,052,595
6.38%, 8/1/2033 (a)	1,896,000	1,985,430
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,440,000	1,416,670
3.63%, 3/1/2029 (a)	1,095,000	1,057,640
Shell International Finance BV
2.88%, 11/26/2041	620,000	461,985
3.63%, 8/21/2042	200,000	163,437
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,631,000	2,734,693

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	263,534
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,991,206	2,991,206
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,597,951	3,597,951
Visa, Inc. 2.70%, 4/15/2040	300,000	233,362
		73,201,998
Food Products — 0.8%
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	805,000	758,575
2.75%, 5/14/2031	385,000	355,107
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	70,000	70,016
6.00%, 6/15/2030 (a)	1,195,000	1,213,506
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	1,250,000	1,408,593
JBS USA Holding Lux SARL
3.75%, 12/1/2031	305,000	289,804
3.63%, 1/15/2032	3,045,000	2,853,206
3.00%, 5/15/2032	910,000	822,999
5.50%, 1/15/2036 (a)	10,330,000	10,573,815
6.38%, 4/15/2066 (a)	520,000	529,134
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	2,619,000	2,768,388
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	1,165,000	1,130,200
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,817,883
5.00%, 3/1/2032 (a)	18,010,000	18,612,736
5.20%, 3/1/2035 (a)	9,510,000	9,839,210
5.65%, 5/1/2045 (a)	1,030,000	1,053,927
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,570,000	1,570,272
6.25%, 2/15/2032 (a)	1,238,000	1,278,318
		73,945,689
Gas Utilities — 0.0% ^
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	54,023
5.75%, 10/15/2052	185,000	191,785
5.00%, 12/15/2054	1,048,000	973,837
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	35,423
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	539,803
5.05%, 5/15/2052	100,000	90,780
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	369,973
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	894,664
		3,150,288
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,323,000	1,320,805
4.75%, 4/1/2028 (a)	130,000	126,781

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.38%, 3/1/2029 (a)	735,000	712,446
8.00%, 2/15/2031 (a)	825,000	842,502
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	281,359
3.55%, 2/15/2050	708,000	529,622
5.20%, 4/15/2054	2,850,000	2,744,365
5.50%, 3/15/2055	6,280,000	6,306,949
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,074,344
3.10%, 12/2/2051	601,000	405,607
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	900,000	876,524
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	42,287
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	1,200,000	1,237,127
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	519,562
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	1,009,104
Uber Technologies, Inc.
4.80%, 9/15/2034	6,785,000	6,822,996
5.35%, 9/15/2054	3,270,000	3,165,492
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	336,746
7.13%, 6/1/2031 (a)	2,940,000	3,075,555
		31,430,173
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,086,000	2,066,298
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	331,000	345,068
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	207,624
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	597,719
Medline Borrower LP
3.88%, 4/1/2029 (a)	5,805,000	5,635,264
6.25%, 4/1/2029 (a)	893,000	923,648
5.25%, 10/1/2029 (a)	75,000	75,175
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	5,809,000	6,071,674
		15,922,470
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,315,000	1,302,729
5.00%, 4/15/2029 (a)	175,000	170,021
AdaptHealth LLC 4.63%, 8/1/2029 (a)	125,000	120,619
Aetna, Inc. 4.75%, 3/15/2044	200,000	176,495
Cencora, Inc. 5.13%, 2/15/2034	770,000	795,648
Cigna Group (The)
2.38%, 3/15/2031	135,000	122,345
5.13%, 5/15/2031	470,000	486,768
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,975,000	1,915,627
Encompass Health Corp.
4.50%, 2/1/2028	210,000	209,613
4.75%, 2/1/2030	1,615,000	1,609,062

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.63%, 4/1/2031	110,000	108,473
HCA, Inc.
4.50%, 2/15/2027	580,000	581,228
5.63%, 9/1/2028	3,750,000	3,872,688
3.50%, 9/1/2030	4,512,000	4,343,093
4.30%, 11/15/2030	2,908,000	2,899,799
2.38%, 7/15/2031	8,130,000	7,291,728
4.60%, 11/15/2032	3,966,000	3,964,607
5.60%, 4/1/2034	4,410,000	4,623,425
4.90%, 11/15/2035	1,224,000	1,219,343
5.25%, 6/15/2049	865,000	797,193
3.50%, 7/15/2051	30,000	20,866
5.90%, 6/1/2053	885,000	884,115
6.00%, 4/1/2054	4,590,000	4,659,570
5.95%, 9/15/2054	4,441,000	4,470,757
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,235,000	873,388
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	814,191
2.95%, 6/30/2030	55,000	52,157
6.40%, 11/30/2033	580,000	646,653
5.00%, 12/15/2034	3,055,000	3,113,358
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,560,000	1,560,660
4.25%, 6/1/2029	5,088,000	4,987,177
4.38%, 1/15/2030	1,395,000	1,366,980
6.13%, 6/15/2030	1,555,000	1,589,429
6.75%, 5/15/2031	1,140,000	1,187,745
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	7,249,663	7,249,663
UnitedHealth Group, Inc.
5.35%, 2/15/2033	2,640,000	2,767,852
5.70%, 10/15/2040	800,000	844,187
4.63%, 11/15/2041	232,000	215,048
3.25%, 5/15/2051	485,000	334,704
5.88%, 2/15/2053	395,000	407,318
5.38%, 4/15/2054	2,351,000	2,271,089
		76,927,411
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	422,319
1.88%, 2/1/2033	317,000	260,741
5.15%, 4/15/2053	30,000	26,521
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	60,242
3.00%, 1/15/2030	87,000	82,506
Sabra Health Care LP 3.20%, 12/1/2031	120,000	109,774

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP
5.63%, 7/1/2034	585,000	613,348
5.00%, 1/15/2035	1,000,000	1,005,519
		2,580,970
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	199,773
6.25%, 6/1/2032 (a)	5,431,000	5,680,636
		5,880,409
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	470,000	468,913
7.25%, 7/15/2028 (a)	1,555,000	1,604,216
6.50%, 4/1/2032 (a)	3,285,000	3,404,597
6.50%, 6/15/2033 (a)	570,000	592,326
		6,070,052
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	125,000	125,971
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,342,000	1,320,645
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	2,640,000	2,732,936
6.50%, 2/15/2032 (a)	4,233,000	4,305,604
Carnival Corp.
5.75%, 8/1/2032 (a)	2,036,000	2,087,130
6.13%, 2/15/2033 (a)	5,545,000	5,711,844
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	285,000	285,814
3.75%, 5/1/2029 (a)	485,000	470,553
4.88%, 1/15/2030	1,725,000	1,728,778
5.88%, 3/15/2033 (a)	2,854,000	2,942,888
5.75%, 9/15/2033 (a)	1,437,000	1,472,911
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,005,000	1,004,853
McDonald's Corp.
3.63%, 9/1/2049	430,000	322,440
5.15%, 9/9/2052	1,247,000	1,180,464
MGM Resorts International
4.75%, 10/15/2028	975,000	969,909
6.13%, 9/15/2029	2,005,000	2,049,637
6.50%, 4/15/2032	1,070,000	1,098,277
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	655,000	646,386
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,713,571
6.25%, 3/15/2032 (a)	1,205,000	1,246,873
6.00%, 2/1/2033 (a)	3,149,000	3,242,263
Six Flags Entertainment Corp.
6.50%, 10/1/2028	933,000	905,145

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.25%, 7/15/2029	1,435,000	1,331,218
7.25%, 5/15/2031 (a)	1,405,000	1,339,717
6.63%, 5/1/2032 (a)	1,466,000	1,462,419
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,497
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,695,000	1,676,581
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,903,000	1,978,176
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	2,525,000	2,565,935
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	125,474
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	650,000	645,027
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	2,955,000	2,969,828
7.13%, 2/15/2031 (a)	1,555,000	1,679,929
6.25%, 3/15/2033 (a)	1,412,000	1,443,841
		55,786,534
Household Durables — 0.1%
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	625,000	650,610
6.63%, 9/15/2029	1,440,000	1,417,211
6.38%, 5/15/2030	322,000	309,433
6.63%, 5/15/2032	2,370,000	2,231,693
7.37%, 4/1/2036 (h)	310,000	287,778
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	2,845,000	2,770,181
TopBuild Corp. 5.63%, 1/31/2034 (a)	490,000	496,689
		8,163,595
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	144,855
4.13%, 10/15/2030	1,110,000	1,063,869
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,440,000	1,422,084
		2,630,808
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
4.50%, 2/15/2028 (a)	2,635,000	2,629,693
5.13%, 3/15/2028 (a)	8,740,000	8,764,516
4.63%, 2/1/2029 (a)	4,280,000	4,248,525
5.00%, 2/1/2031 (a)	343,000	343,739
Constellation Energy Generation LLC
6.25%, 10/1/2039	585,000	640,980
5.75%, 10/1/2041	1,120,000	1,152,708
5.60%, 6/15/2042	923,000	935,037
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,001,403	1,048,389
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	2,015,996
		21,779,583
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	629,522

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	133,995
4.75%, 6/15/2033	640,000	650,253
5.25%, 3/15/2054	596,000	576,032
		1,360,280
Insurance — 0.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	1,800,000	1,844,239
Aon Corp. 5.35%, 2/28/2033	165,000	172,487
Aon North America, Inc. 5.75%, 3/1/2054	350,000	354,798
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	123,001
3.85%, 3/15/2052	715,000	563,621
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,024,191
4.95%, 9/9/2029 (a)	850,000	866,487
Corebridge Global Funding 4.90%, 8/21/2032 (a)	1,473,000	1,487,649
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	522,864
4.18%, 9/26/2029 (a)	490,000	490,404
HUB International Ltd. 7.25%, 6/15/2030 (a)	600,000	628,671
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,987
MetLife, Inc. 5.00%, 7/15/2052	350,000	324,532
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,639,678
5.15%, 3/28/2033 (a)	880,000	913,735
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	50,046
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,115,402
4.45%, 5/15/2069 (a)	50,000	39,667
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	656,137
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	461,522
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	176,935
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	639,275
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	410,462
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	563,202
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	669,349
		20,780,341
Interactive Media & Services — 0.4%
Meta Platforms, Inc.
4.60%, 11/15/2032	1,676,000	1,701,054
4.88%, 11/15/2035	5,830,000	5,893,186
5.50%, 11/15/2045	12,420,000	12,424,052
5.60%, 5/15/2053	2,355,000	2,345,884
5.40%, 8/15/2054	3,640,000	3,530,406

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
5.63%, 11/15/2055	6,675,000	6,658,090
Snap, Inc. 6.88%, 3/1/2033 (a)	1,033,000	1,064,129
		33,616,801
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	166,597
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	785,000	724,245
		890,842
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	995,000	1,037,815
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	1,580,000	1,494,647
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	2,465,000	2,568,380
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	748,952
Hillenbrand, Inc. 3.75%, 3/1/2031	1,444,000	1,444,621
Parker-Hannifin Corp. 4.25%, 9/15/2027	300,000	302,032
Terex Corp.
5.00%, 5/15/2029 (a)	370,000	367,589
6.25%, 10/15/2032 (a)	1,216,000	1,241,491
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	796,606
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	686,506
		8,156,177
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	439,392	431,703
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	2,091,000	2,188,231
		2,619,934
Media — 1.2%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,152,945
2.30%, 2/1/2032	6,260,000	5,379,758
6.65%, 2/1/2034	3,670,000	3,883,777
6.55%, 6/1/2034	3,305,000	3,485,574
5.85%, 12/1/2035	12,580,000	12,608,598
3.50%, 6/1/2041	85,000	60,646
3.50%, 3/1/2042	985,000	691,327
6.48%, 10/23/2045	2,203,000	2,110,756
3.70%, 4/1/2051	40,000	25,741
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	2,415,000	2,513,549
7.50%, 3/15/2033 (a)	1,130,000	1,187,705
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,101,963
4.25%, 10/15/2030	1,344,000	1,346,913
1.95%, 1/15/2031	7,000,000	6,236,167
1.50%, 2/15/2031	450,000	391,291

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.30%, 6/1/2034	540,000	557,716
3.90%, 3/1/2038	515,000	452,240
3.25%, 11/1/2039	813,000	645,795
2.80%, 1/15/2051	4,090,000	2,443,062
2.89%, 11/1/2051	5,520,000	3,339,813
4.05%, 11/1/2052	500,000	373,972
5.35%, 5/15/2053	2,585,000	2,382,959
2.94%, 11/1/2056	16,059,000	9,320,770
2.99%, 11/1/2063	2,200,000	1,227,713
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	986,032
4.50%, 11/15/2031 (a)	200,000	113,077
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	956,282
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	170,963
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,730,609
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,502,675
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,185,000	1,277,084
4.75%, 10/15/2030 (a)	100,000	77,166
5.38%, 11/15/2031 (a)	140,000	105,288
7.25%, 8/15/2033 (a)	1,030,000	1,031,782
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,820,000	1,684,082
10.88%, 5/1/2030 (a)	20,000	16,459
7.75%, 8/15/2030 (a)	241,400	206,087
Lamar Media Corp.
3.75%, 2/15/2028	280,000	274,458
4.88%, 1/15/2029	580,000	578,821
4.00%, 2/15/2030	1,555,000	1,504,436
5.38%, 11/1/2033 (a)	945,000	946,030
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	3,210,000	3,212,501
4.75%, 11/1/2028 (a)	830,000	823,110
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	1,750,000	1,854,573
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	300,000	279,184
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	119,000	92,225
8.13%, 2/15/2033 (a)	940,000	979,264
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	7,080,000	6,901,818
5.50%, 7/1/2029 (a)	4,180,000	4,201,506
4.13%, 7/1/2030 (a)	1,167,000	1,104,992
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,530,000	1,486,770
TEGNA, Inc.
4.63%, 3/15/2028	1,393,000	1,376,174
5.00%, 9/15/2029	2,092,000	2,072,670
Time Warner Cable LLC 5.50%, 9/1/2041	2,140,000	1,896,730

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	745,000	768,827
7.38%, 6/30/2030 (a)	300,000	304,331
		107,436,756
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	478,138
6.38%, 9/15/2032 (a)	762,000	793,277
Anglo American Capital plc (South Africa) 2.63%, 9/10/2030 (a)	4,811,000	4,453,062
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	102,446
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	636,380
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	310,000	302,849
6.75%, 4/15/2030 (a)	2,585,000	2,640,782
7.50%, 9/15/2031 (a)	340,000	355,586
7.63%, 1/15/2034 (a)	475,000	492,872
Commercial Metals Co. 5.75%, 11/15/2033 (a)	400,000	409,052
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	232,246
5.45%, 3/15/2043	1,815,000	1,767,272
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,804
6.13%, 10/6/2028 (a)	2,000,000	2,101,070
5.19%, 4/1/2030 (a)	360,000	370,863
2.50%, 9/1/2030 (a)	37,000	33,959
2.85%, 4/27/2031 (a)	435,000	401,504
5.63%, 4/4/2034 (a)	14,770,000	15,496,736
Newmont Corp. 5.75%, 11/15/2041	300,000	308,923
Novelis Corp. 6.38%, 8/15/2033 (a)	379,000	382,445
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	20,191
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	322,059
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,226
		32,289,742
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty SR, Inc.
Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	10,208,786
Series QIB, 5.00%, 12/30/2028 (a)	1,925,000	1,775,035
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	1,489,000	1,437,628
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (h)	1,000,000	977,450
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	11,500,000	11,206,554
Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	12,169,732
Resurgent 6.78%, 7/1/2030 ‡	5,000,000	5,000,000
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,340,000	2,479,909
		45,255,094

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.4%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,470
3.50%, 1/15/2031	1,541,000	1,481,897
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	771,847
5.55%, 7/1/2054	650,000	655,322
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	188,586
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	199,511
Series A, 4.13%, 5/15/2049	491,000	398,642
Consumers Energy Co.
4.63%, 5/15/2033	365,000	368,276
3.95%, 5/15/2043	1,610,000	1,348,416
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	410,000	446,230
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	630,000	656,965
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	5,450,000	5,640,287
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	2,656,000	2,687,289
DTE Energy Co.
4.95%, 7/1/2027	450,000	455,483
4.88%, 6/1/2028	500,000	509,079
5.10%, 3/1/2029	7,790,000	7,998,452
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	738,718
NiSource, Inc.
5.25%, 3/30/2028	275,000	282,131
5.20%, 7/1/2029	650,000	671,276
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	51,262
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	144,498
5.45%, 6/1/2053	30,000	29,289
5.69%, 6/15/2054	3,377,000	3,425,725
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	358,417
2.95%, 8/15/2051	170,000	110,313
5.35%, 4/1/2053	4,070,000	3,914,127
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	856,000	872,000
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	710,000	468,885
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	114,176
		35,006,569
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	93,404
Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	439,754
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	765,000	765,907
5.38%, 6/15/2029 (a)	2,240,000	2,247,387
5.75%, 10/15/2033 (a)	650,000	653,214

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,039,368
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	480,000	490,972
6.63%, 7/15/2033 (a)	607,000	618,651
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	2,274,000	2,398,460
BG Energy Capital plc 5.13%, 10/15/2041 (a)	2,383,000	2,324,721
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	852,604
7.00%, 7/15/2029 (a)	321,000	334,787
7.25%, 7/15/2032 (a)	240,000	255,191
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,826,046
4.89%, 9/11/2033	710,000	726,986
5.23%, 11/17/2034	7,680,000	7,997,365
3.06%, 6/17/2041	630,000	485,054
3.00%, 2/24/2050	174,000	116,200
2.94%, 6/4/2051	567,000	369,864
3.00%, 3/17/2052	1,085,000	712,343
Buckeye Partners LP
3.95%, 12/1/2026	1,010,000	1,003,598
4.13%, 12/1/2027	210,000	207,704
6.88%, 7/1/2029 (a)	1,725,000	1,796,860
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	6,500,000	6,354,808
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,793,205
4.00%, 3/1/2031	3,000,000	2,914,427
5.75%, 8/15/2034	19,445,000	20,361,411
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,625,000	5,625,013
Chord Energy Corp.
6.00%, 10/1/2030 (a)	765,000	771,341
6.75%, 3/15/2033 (a)	915,000	944,511
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	410,000	422,851
8.63%, 11/1/2030 (a)	2,510,000	2,629,373
8.75%, 7/1/2031 (a)	3,147,000	3,277,106
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	680,105
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	5,910,000	6,346,480
6.50%, 8/15/2043 (a)	210,000	225,219
5.96%, 2/15/2055 (a)	1,200,000	1,195,653
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,030,000	2,036,155
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	743,854
5.55%, 3/15/2054	2,340,000	2,297,506
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,876
5.40%, 2/15/2035	4,260,000	4,345,655
5.90%, 2/15/2055	7,513,000	7,317,716

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,845,000	1,907,843
8.38%, 1/15/2034 (a)	856,000	844,187
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (j)	21,250,000	20,823,465
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,290,000	1,266,466
4.38%, 6/15/2031 (a)	1,090,000	1,066,120
4.30%, 4/15/2032 (a)	3,080,000	2,974,456
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	5,342,026
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	600,000	644,904
8.38%, 1/19/2036	757,000	774,979
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	3,275,000	3,757,312
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,083,655
4.15%, 9/15/2029	1,150,000	1,143,094
5.95%, 5/15/2054	1,000,000	964,382
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	5,215,000	5,141,250
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	5,255,000	5,281,609
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	147,975
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	603,569
5.20%, 1/15/2036	1,580,000	1,621,178
5.55%, 2/16/2055	2,285,000	2,262,456
EQT Corp.
7.50%, 6/1/2027	1,245,000	1,264,609
4.50%, 1/15/2029	199,000	199,162
4.75%, 1/15/2031	8,711,000	8,770,189
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,217,756
5.88%, 2/1/2029 (a)	650,000	650,620
6.75%, 4/15/2029 (a)	1,175,000	1,183,547
5.38%, 3/15/2030	4,586,000	4,650,146
4.75%, 2/1/2032	9,200,000	9,098,554
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	696,490
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	773,000	797,875
8.63%, 6/25/2033 (a)	1,050,000	1,072,669
Genesis Energy LP 7.75%, 2/1/2028	1,680,000	1,691,281
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	346,000	342,107
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,472,052
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,410,000	1,465,172
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,354,874
5.60%, 2/15/2041	7,670,000	8,031,475
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	230,000	233,870

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.13%, 6/15/2028 (a)	65,000	65,013
5.50%, 10/15/2030 (a)	2,185,000	2,207,779
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	3,064,000	3,009,415
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	1,165,000	1,229,643
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,828,644
5.05%, 2/15/2046	550,000	502,438
3.25%, 8/1/2050	1,000,000	667,236
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,121,320
5.88%, 6/15/2030 (a)	7,504,000	7,563,814
Matador Resources Co.
6.50%, 4/15/2032 (a)	2,190,000	2,224,103
6.25%, 4/15/2033 (a)	694,000	693,066
MPLX LP
4.80%, 2/15/2031	8,015,000	8,117,529
4.95%, 3/14/2052	55,000	46,898
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	343,000	352,852
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	652,468
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	195,000	198,633
NuStar Logistics LP
5.63%, 4/28/2027	580,000	585,930
6.38%, 10/1/2030	1,465,000	1,534,706
ONEOK Partners LP 6.65%, 10/1/2036	300,000	329,001
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,662,505
4.75%, 10/15/2031	1,410,000	1,416,539
5.60%, 4/1/2044	1,975,000	1,883,288
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,404,568
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	3,145,000	3,155,149
9.88%, 7/15/2031 (a)	179,000	192,870
7.00%, 1/15/2032 (a)	595,000	619,589
6.25%, 2/1/2033 (a)	413,000	423,293
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	675,090	651,253
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	1,550,000	1,569,297
5.95%, 1/28/2031	500,000	482,030
6.70%, 2/16/2032	3,650,000	3,616,602
10.00%, 2/7/2033	3,700,000	4,270,170
7.69%, 1/23/2050	7,530,000	6,714,501
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,108,555
Raizen Fuels Finance SA (Brazil) 5.70%, 1/17/2035 (a)	809,000	660,856
Range Resources Corp. 8.25%, 1/15/2029	1,505,000	1,535,058
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	735,000	735,241
4.80%, 5/15/2030 (a)	440,000	431,230

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	1,225,000	1,232,178
4.50%, 5/15/2030	4,394,000	4,420,044
Shell Finance US, Inc. 3.75%, 9/12/2046	141,000	111,938
SM Energy Co.
6.75%, 9/15/2026	305,000	305,330
6.63%, 1/15/2027	790,000	790,912
6.75%, 8/1/2029 (a)	2,095,000	2,092,351
7.00%, 8/1/2032 (a)	597,000	584,101
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	2,715,000	2,735,703
5.03%, 10/1/2029	250,000	253,783
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	51,155
Sunoco LP
6.00%, 4/15/2027	200,000	200,315
5.88%, 3/15/2028	655,000	657,081
7.00%, 5/1/2029 (a)	305,000	317,484
4.50%, 5/15/2029	260,000	254,822
4.50%, 4/30/2030	1,250,000	1,217,088
7.25%, 5/1/2032 (a)	1,920,000	2,026,281
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	85,000	84,952
7.38%, 2/15/2029 (a)	535,000	555,125
6.00%, 12/31/2030 (a)	2,905,000	2,895,316
6.00%, 9/1/2031 (a)	65,000	64,242
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	206,328
3.46%, 7/12/2049	924,000	672,025
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	5,211,371
5.64%, 4/5/2064	2,705,000	2,692,974
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,619,664
5.85%, 3/15/2036	1,000,000	1,052,809
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (c)	6,160,000	6,106,685
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	732,000	688,258
3.88%, 11/1/2033 (a)	2,583,000	2,261,470
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,480,000	3,564,473
9.50%, 2/1/2029 (a)	540,000	569,519
7.00%, 1/15/2030 (a)	490,000	480,688
8.38%, 6/1/2031 (a)	1,600,000	1,603,952
9.88%, 2/1/2032 (a)	750,000	780,849
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	3,275,000	3,387,342
6.75%, 1/15/2036 (a)	720,000	754,663

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	404,388
7.88%, 4/15/2032 (a)	1,015,000	983,650
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,651,291
5.80%, 11/15/2054	2,000,000	2,015,294
6.00%, 3/15/2055	3,435,000	3,550,469
		334,390,120
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	487,500	488,355
7.25%, 2/15/2028 (a)	330,000	337,826
5.75%, 4/20/2029 (a)	6,455,000	6,530,975
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	965,000	953,179
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	6,022	5,750
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,671,500
		9,987,585
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,105,000	1,102,682
Kenvue, Inc. 5.10%, 3/22/2043	300,000	291,309
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (h)	765,000	739,124
6.13%, 9/30/2032	1,033,000	1,008,510
		3,141,625
Pharmaceuticals — 0.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	754,000	779,496
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	280,000	253,399
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	536,412
5.20%, 2/22/2034	1,760,000	1,847,031
4.13%, 6/15/2039	629,000	579,679
2.35%, 11/13/2040	480,000	344,850
3.70%, 3/15/2052	975,000	736,753
5.55%, 2/22/2054	15,185,000	15,341,644
3.90%, 3/15/2062	180,000	133,471
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	689,026
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	196,425
2.90%, 12/10/2061	605,000	363,688
Organon & Co.
4.13%, 4/30/2028 (a)	1,100,000	1,072,023
5.13%, 4/30/2031 (a)	1,475,000	1,235,246
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	3,275,000	3,174,287
Pfizer, Inc. 4.40%, 5/15/2044	500,000	453,492
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,024,405

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
5.65%, 7/5/2044	236,000	241,823
3.18%, 7/9/2050	743,000	507,858
Zoetis, Inc.
2.00%, 5/15/2030	435,000	398,763
5.60%, 11/16/2032	214,000	228,752
5.00%, 8/17/2035	2,040,000	2,075,671
		32,214,194
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	722,000	719,207
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	199,065
Triad Properties Corp. 0.00%, 4/1/2052 ‡	7,249,663	7,249,663
		7,448,728
Residential REITs — 0.1%
Camden Property Trust
5.85%, 11/3/2026	400,000	406,067
3.15%, 7/1/2029	130,000	125,664
Essex Portfolio LP
2.65%, 3/15/2032	535,000	479,568
5.50%, 4/1/2034	2,160,000	2,253,597
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	100,383
UDR, Inc.
2.10%, 8/1/2032	45,000	38,645
5.13%, 9/1/2034	1,740,000	1,776,607
		5,180,531
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,783
5.60%, 10/15/2033	100,000	105,227
5.50%, 6/15/2034	220,000	229,545
3.50%, 4/15/2051	1,145,000	815,015
Realty Income Corp.
4.13%, 10/15/2026	44,000	44,020
3.25%, 1/15/2031	579,000	550,765
2.70%, 2/15/2032	780,000	705,913
Regency Centers LP 3.70%, 6/15/2030	685,000	671,773
		3,161,041
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	707,000	719,740
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,123,252
Broadcom, Inc.
2.45%, 2/15/2031	7,150,000	6,572,554
4.90%, 7/15/2032	3,270,000	3,364,655
3.14%, 11/15/2035 (a)	7,275,000	6,371,726
Entegris, Inc.
4.38%, 4/15/2028 (a)	725,000	717,958

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.95%, 6/15/2030 (a)	2,780,000	2,845,928
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	1,235,000	1,284,296
6.25%, 1/25/2035 (a)	1,850,000	1,980,826
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	1,543,000	1,587,764
KLA Corp.
4.65%, 7/15/2032	440,000	449,546
5.00%, 3/15/2049	100,000	93,690
3.30%, 3/1/2050	280,000	199,346
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	574,795
4.75%, 7/15/2030	630,000	639,363
2.95%, 4/15/2031	8,340,000	7,739,599
5.45%, 7/15/2035	2,259,000	2,334,492
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	731,126
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	1,989,000	2,041,352
6.25%, 8/15/2033 (a)	316,000	327,481
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,280,000	1,229,716
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	878,621
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	360,734
		44,168,560
Software — 0.4%
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	969,230
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	915,000	940,483
Intuit, Inc.
5.20%, 9/15/2033	1,670,000	1,753,914
5.50%, 9/15/2053	580,000	583,137
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,710,000	1,697,435
5.13%, 4/15/2029 (a)	1,534,000	1,519,686
Oracle Corp.
2.65%, 7/15/2026	583,000	577,630
2.88%, 3/25/2031	750,000	680,048
3.65%, 3/25/2041	7,115,000	5,413,252
3.95%, 3/25/2051	375,000	260,958
5.38%, 9/27/2054	2,871,000	2,452,395
4.38%, 5/15/2055	2,888,000	2,115,358
6.00%, 8/3/2055	6,115,000	5,681,392
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,282,206
Roper Technologies, Inc.
4.45%, 9/15/2030	1,105,000	1,111,169
1.75%, 2/15/2031	355,000	311,349
4.75%, 2/15/2032	440,000	446,257
4.90%, 10/15/2034	1,720,000	1,727,311
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,337,382

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,980,000	1,979,682
6.50%, 6/1/2032 (a)	720,000	749,298
Synopsys, Inc.
5.00%, 4/1/2032	2,490,000	2,554,579
5.70%, 4/1/2055	1,196,000	1,198,909
Workday, Inc. 3.70%, 4/1/2029	172,000	169,797
		37,512,857
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	85,000	83,264
5.20%, 2/15/2029	600,000	617,191
5.00%, 1/31/2030	2,500,000	2,560,520
5.90%, 11/15/2033	100,000	107,280
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	265,368
Equinix, Inc. 3.90%, 4/15/2032	280,000	269,959
Extra Space Storage LP 2.20%, 10/15/2030	88,000	79,511
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	690,000	687,568
5.25%, 3/15/2028 (a)	770,000	768,643
5.00%, 7/15/2028 (a)	2,520,000	2,507,148
6.25%, 1/15/2033 (a)	716,000	732,098
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	835,000	851,807
6.25%, 9/15/2032 (a)	357,000	361,033
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	80,394
5.10%, 8/1/2033	304,000	317,067
SBA Communications Corp. 3.13%, 2/1/2029	2,915,000	2,786,241
		13,075,092
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	397,000	395,015
4.63%, 11/15/2029 (a)	1,030,000	1,010,323
AutoZone, Inc.
1.65%, 1/15/2031	500,000	438,204
5.40%, 7/15/2034	500,000	520,850
Bath & Body Works, Inc.
7.50%, 6/15/2029	1,238,000	1,259,430
6.63%, 10/1/2030 (a)	1,830,000	1,859,567
6.88%, 11/1/2035	950,000	950,936
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (i)	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,505,000	1,427,609
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	679,379
4.95%, 6/25/2034	6,110,000	6,288,165
4.25%, 4/1/2046	301,000	259,689

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
3.63%, 4/15/2052	805,000	601,100
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	765,000	737,012
5.50%, 10/1/2030 (a)	295,000	296,474
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	64,003
4.70%, 6/15/2032	90,000	91,050
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	956,218
PetSmart LLC 7.50%, 9/15/2032 (a)	1,344,000	1,354,292
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,290,000	2,239,020
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	159,226
		21,587,562
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.38%, 5/13/2045	429,000	389,937
2.65%, 2/8/2051	1,480,000	945,575
2.70%, 8/5/2051	670,000	430,046
2.85%, 8/5/2061	750,000	458,482
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	210,000	204,857
3.13%, 7/15/2029 (a)	335,000	290,760
8.25%, 12/15/2029 (a)	1,339,000	1,422,487
4.13%, 1/15/2031 (a)	114,000	108,170
8.50%, 7/15/2031 (a)	890,000	948,085
9.63%, 12/1/2032 (a)	190,000	216,089
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	176,154
		5,590,642
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	2,000,000	2,015,116
2.45%, 2/4/2032	480,000	425,459
5.63%, 2/6/2035	5,385,000	5,616,950
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	1,003,070
4.39%, 8/15/2037	5,529,000	5,121,615
3.73%, 9/25/2040	2,874,000	2,351,065
5.65%, 3/16/2052	1,080,000	1,037,774
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	9,278,263
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	5,140,000	5,349,247
5.85%, 6/15/2035 (a)	1,490,000	1,600,050
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	450,596
5.13%, 2/13/2031	7,000,000	7,276,701
5.75%, 11/17/2032	820,000	881,019
5.38%, 2/15/2033	1,545,000	1,619,429
5.63%, 9/7/2033	6,640,000	7,079,361

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
5.25%, 2/13/2034	3,618,000	3,756,913
4.38%, 11/15/2041	345,000	309,588
		55,172,216
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	1,787,000	1,786,765
7.00%, 6/15/2030 (a)	2,314,000	2,429,080
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,255,000	2,227,368
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	1,085,000	1,133,083
United Rentals North America, Inc.
4.88%, 1/15/2028	1,850,000	1,849,744
5.25%, 1/15/2030	1,785,000	1,808,723
5.38%, 11/15/2033 (a)	346,000	346,794
6.13%, 3/15/2034 (a)	2,435,000	2,543,114
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	750,000	761,256
6.38%, 3/15/2029 (a)	1,405,000	1,451,614
6.63%, 3/15/2032 (a)	2,365,000	2,480,625
6.38%, 3/15/2033 (a)	365,000	381,741
		19,199,907
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	518,033
5.45%, 3/1/2054	420,000	415,100
		933,133
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	2,153,000	2,198,052
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	185,000	174,461
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,178,565
2.63%, 2/15/2029	1,493,000	1,424,402
3.38%, 4/15/2029	3,835,000	3,737,967
5.20%, 1/15/2033	6,050,000	6,275,916
5.05%, 7/15/2033	355,000	364,483
6.70%, 12/15/2033	455,000	513,307
3.40%, 10/15/2052	1,505,000	1,034,910
5.50%, 1/15/2055	1,500,000	1,449,847
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	986,230
		20,338,140
Total Corporate Bonds (Cost $2,679,699,862)		2,735,284,217
Mortgage-Backed Securities — 20.4%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	51,918	52,140
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,775,679
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,164,390

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # WN3233, 3.19%, 7/1/2033	3,977,902	3,732,576
Pool # WR2013, 4.25%, 11/1/2034	17,000,000	16,808,100
Pool # N31271, 4.50%, 1/1/2036	10,998	11,095
Pool # RE0003, 4.00%, 7/1/2049	1,752,233	1,681,152
Pool # RE6055, 2.50%, 8/1/2050	12,061,264	10,135,734
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	11,853,934	10,387,293
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	770,437	679,466
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	12,449,158	11,190,863
Pool # QA5045, 4.00%, 11/1/2049	41,073	39,718
Pool # RA1983, 3.00%, 2/1/2050	3,490,783	3,143,324
Pool # QB1397, 2.50%, 7/1/2050	1,844,919	1,573,257
Pool # SD8089, 2.50%, 7/1/2050	3,728,936	3,202,530
Pool # QB1686, 2.50%, 8/1/2050	2,629,587	2,267,312
Pool # QB2772, 2.50%, 8/1/2050	1,946,931	1,677,072
Pool # SI2064, 3.00%, 8/1/2050	4,029,752	3,615,748
Pool # RA5422, 3.00%, 6/1/2051	7,190,282	6,447,932
Pool # SD0664, 3.00%, 8/1/2051	19,507,778	17,342,171
Pool # QC7968, 2.50%, 10/1/2051	3,462,389	2,984,962
Pool # RA6228, 2.50%, 11/1/2051	4,409,936	3,789,486
Pool # QD0295, 3.00%, 11/1/2051	3,806,873	3,413,844
Pool # RA6222, 3.00%, 11/1/2051	2,870,988	2,560,100
Pool # SD0781, 3.00%, 11/1/2051	8,389,103	7,516,675
Pool # SD2968, 2.00%, 12/1/2051	5,857,082	4,851,842
Pool # RA6359, 2.50%, 12/1/2051	4,219,885	3,611,343
Pool # RA6617, 2.50%, 1/1/2052	5,891,177	5,072,064
Pool # RA6815, 2.50%, 2/1/2052	1,302,936	1,122,042
Pool # SD3770, 2.50%, 3/1/2052	2,016,409	1,738,338
Pool # QD8809, 3.00%, 3/1/2052	8,378,725	7,529,473
Pool # SD2301, 3.50%, 3/1/2052	1,128,807	1,051,780
Pool # SD7554, 2.50%, 4/1/2052	5,959,039	5,176,067
Pool # QE1075, 3.00%, 4/1/2052	1,325,752	1,187,000
Pool # SL1568, 2.50%, 5/1/2052	7,883,898	6,777,894
Pool # SD1464, 3.00%, 5/1/2052	881,821	790,440
Pool # SD1844, 3.00%, 6/1/2052	14,243,802	12,741,580
Pool # RA7468, 4.00%, 6/1/2052	8,382,760	8,081,845
Pool # RA7522, 4.50%, 6/1/2052	4,871,521	4,789,857
Pool # SD3781, 4.00%, 7/1/2052	4,381,841	4,200,007
Pool # SD1303, 4.50%, 7/1/2052	1,229,056	1,209,550
Pool # SD1189, 5.00%, 7/1/2052	7,466,664	7,488,298
Pool # SD1305, 5.00%, 7/1/2052	12,130,068	12,162,860
Pool # QE8520, 3.50%, 8/1/2052	11,561,140	10,712,460
Pool # SD4181, 3.50%, 8/1/2052	4,713,383	4,396,377
Pool # QE8091, 4.00%, 8/1/2052	1,498,597	1,436,410
Pool # SD1725, 4.00%, 10/1/2052	1,662,209	1,592,889
Pool # QF3433, 5.00%, 11/1/2052	1,801,114	1,822,619
Pool # RA8766, 5.00%, 3/1/2053	1,588,791	1,598,138
Pool # SD3567, 4.50%, 5/1/2053	3,074,995	3,043,473
Pool # SD3879, 5.00%, 5/1/2053	7,936,371	7,984,290

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SL1477, 5.00%, 7/1/2053	38,629,416	39,054,724
Pool # RA9669, 5.00%, 8/1/2053	3,492,784	3,496,244
Pool # RA9626, 5.50%, 8/1/2053	5,818,570	5,936,070
Pool # RJ1261, 5.00%, 4/1/2054	5,286,259	5,287,968
Pool # RJ1756, 4.50%, 6/1/2054	5,796,626	5,675,878
Pool # SD6729, 4.50%, 8/1/2054	9,190,873	9,060,666
Pool # RJ2912, 5.50%, 11/1/2054	6,169,890	6,306,085
Pool # RJ2914, 5.50%, 11/1/2054	10,145,001	10,317,211
Pool # SL1998, 4.00%, 1/1/2055	14,479,113	13,872,290
Pool # SD7411, 5.50%, 1/1/2055	15,162,265	15,394,484
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 12/25/2055 (k)	49,000,000	50,168,608
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	1,280,179	1,265,831
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	239,973	238,133
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	71,465	70,280
Pool # AL4244, 4.00%, 7/1/2042	80,154	78,775
Pool # BM1164, 3.50%, 12/1/2045	62,021	58,910
Pool # MA3073, 4.50%, 7/1/2047	13,958	13,909
Pool # BK4769, 5.00%, 8/1/2048	255,558	260,539
Pool # BN5013, 5.00%, 1/1/2049	93,375	95,509
Pool # BO1073, 4.50%, 6/1/2049	12,625	12,441
Pool # BO3039, 3.00%, 7/1/2049	148,519	132,224
Pool # BN6475, 4.00%, 7/1/2049	7,358	7,113
Pool # BO2562, 4.00%, 7/1/2049	66,185	64,175
Pool # BO4519, 4.00%, 8/1/2049	3,305	3,204
Pool # BO2203, 3.50%, 9/1/2049	192,216	179,776
Pool # FS1186, 3.50%, 1/1/2050	1,389,736	1,287,333
Pool # FM3365, 3.00%, 3/1/2050	2,428,255	2,185,797
Pool # CA5702, 2.50%, 5/1/2050	1,085,273	940,868
Pool # CA6417, 3.00%, 7/1/2050	3,455,809	3,120,344
Pool # CA6587, 2.00%, 8/1/2050	1,784,608	1,478,360
Pool # BQ0795, 2.50%, 9/1/2050	3,861,747	3,330,053
Pool # CA6989, 2.50%, 9/1/2050	3,846,056	3,344,824
Pool # FM5179, 2.00%, 12/1/2050	12,852,098	10,646,496
Pool # BQ4516, 2.00%, 2/1/2051	7,089,008	5,811,184
Pool # CB0193, 3.00%, 4/1/2051	10,553,989	9,482,778
Pool # CB0674, 2.50%, 5/1/2051	28,252,371	24,277,623
Pool # CB0397, 3.00%, 5/1/2051	887,309	795,040
Pool # FS5384, 2.50%, 6/1/2051	5,039,699	4,372,980
Pool # BT2415, 2.50%, 7/1/2051	5,945,087	5,093,950
Pool # FM7957, 2.50%, 7/1/2051	12,901,347	11,127,758
Pool # CB1401, 3.00%, 8/1/2051	4,826,764	4,355,822
Pool # CB1406, 3.00%, 8/1/2051	12,027,896	10,777,056
Pool # CB1411, 3.00%, 8/1/2051	3,079,918	2,759,652
Pool # CB1684, 3.00%, 9/1/2051	8,017,112	7,189,360
Pool # MA4415, 3.00%, 9/1/2051	3,998,032	3,568,638
Pool # BU0070, 2.50%, 10/1/2051	784,767	671,559
Pool # FM9198, 2.50%, 11/1/2051	5,392,111	4,669,524
Pool # FS5389, 2.50%, 11/1/2051	2,399,578	2,062,012

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2165, 3.00%, 11/1/2051	4,907,227	4,430,259
Pool # FS0009, 3.50%, 11/1/2051	2,659,295	2,469,677
Pool # FM9961, 3.00%, 12/1/2051	401,447	357,634
Pool # MA4494, 3.00%, 12/1/2051	3,375,390	3,021,221
Pool # FS4108, 4.00%, 12/1/2051	3,223,582	3,091,656
Pool # CB2637, 2.50%, 1/1/2052	393,636	339,392
Pool # FS0374, 2.50%, 1/1/2052	15,487,771	13,385,738
Pool # FS9472, 2.50%, 1/1/2052	5,617,730	4,818,172
Pool # BV0273, 3.00%, 1/1/2052	256,260	227,707
Pool # BV0492, 3.00%, 1/1/2052	3,404,417	3,050,361
Pool # CB2869, 2.50%, 2/1/2052	7,715,908	6,654,186
Pool # MA4548, 2.50%, 2/1/2052	5,556,228	4,758,425
Pool # BV3014, 3.00%, 2/1/2052	12,582,486	11,267,511
Pool # BV3930, 3.00%, 2/1/2052	510,977	456,495
Pool # BV0295, 3.50%, 2/1/2052	474,486	444,299
Pool # FS7119, 2.50%, 3/1/2052	5,735,395	4,929,978
Pool # FS7150, 2.50%, 3/1/2052	7,761,171	6,669,310
Pool # FS7942, 2.50%, 3/1/2052	7,428,737	6,431,524
Pool # CB3021, 3.00%, 3/1/2052	19,581,401	17,527,461
Pool # FS0957, 3.00%, 3/1/2052	230,940	205,420
Pool # FS1954, 3.00%, 3/1/2052	1,430,664	1,301,909
Pool # FS4393, 3.00%, 3/1/2052	2,606,737	2,323,537
Pool # CB3132, 3.50%, 3/1/2052	2,536,490	2,352,751
Pool # FA2174, 2.50%, 4/1/2052	14,390,163	12,445,246
Pool # FA1020, 3.00%, 4/1/2052	14,053,436	12,677,552
Pool # FS1538, 3.00%, 4/1/2052	7,397,362	6,623,009
Pool # BV7203, 3.50%, 4/1/2052	5,154,110	4,774,753
Pool # CB3378, 4.00%, 4/1/2052	2,663,936	2,552,844
Pool # CB3384, 4.00%, 4/1/2052	6,180,774	5,923,023
Pool # BW6017, 3.50%, 5/1/2052	421,410	393,411
Pool # CB3504, 3.50%, 5/1/2052	12,212,613	11,356,201
Pool # CB3608, 3.50%, 5/1/2052	4,258,900	3,952,675
Pool # FA1709, 3.00%, 6/1/2052	17,576,649	15,795,118
Pool # FS8820, 3.00%, 7/1/2052	39,940,513	35,700,159
Pool # BV9530, 4.00%, 7/1/2052	6,560,030	6,270,472
Pool # FS2588, 4.50%, 8/1/2052	1,382,123	1,360,186
Pool # FS3536, 4.50%, 8/1/2052	1,484,359	1,466,199
Pool # CB4830, 4.50%, 9/1/2052	1,226,782	1,205,412
Pool # FS3829, 4.50%, 9/1/2052	1,206,676	1,187,523
Pool # CB4624, 5.00%, 9/1/2052	7,045,441	7,073,664
Pool # CB4628, 5.00%, 9/1/2052	1,920,142	1,931,050
Pool # FS2982, 5.00%, 9/1/2052	2,575,368	2,589,602
Pool # BW7443, 4.50%, 10/1/2052	7,953,474	7,819,027
Pool # CB4837, 5.00%, 10/1/2052	1,430,193	1,448,861
Pool # BW1328, 5.00%, 11/1/2052	7,970,213	7,991,661
Pool # BX0627, 5.00%, 11/1/2052	1,571,389	1,586,912
Pool # CB5413, 4.00%, 12/1/2052	1,715,697	1,643,266
Pool # CB5428, 4.50%, 12/1/2052	1,888,918	1,861,163
Pool # BX3808, 5.00%, 3/1/2053	688,433	695,076

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BX3811, 5.00%, 3/1/2053	1,465,137	1,475,028
Pool # CB5896, 5.00%, 3/1/2053	1,677,715	1,680,933
Pool # BX3824, 5.50%, 3/1/2053	323,666	331,271
Pool # CB5907, 5.50%, 3/1/2053	934,456	953,924
Pool # BY4714, 5.00%, 6/1/2053	2,994,929	2,998,189
Pool # BY4776, 5.00%, 7/1/2053	2,812,464	2,808,058
Pool # BY4736, 5.50%, 7/1/2053	2,598,366	2,656,910
Pool # BY7218, 5.00%, 9/1/2053	1,509,273	1,508,690
Pool # FS7420, 6.00%, 1/1/2054	3,088,673	3,178,768
Pool # DB3630, 5.50%, 6/1/2054	1,941,624	1,988,583
Pool # DB4826, 5.50%, 11/1/2054	7,540,198	7,640,857
Pool # DB4845, 5.00%, 12/1/2054	14,777,557	14,878,814
Pool # DC6726, 5.00%, 12/1/2054	6,676,816	6,716,087
Pool # FA0345, 5.50%, 2/1/2055	10,031,910	10,228,699
Pool # FA2088, 4.50%, 6/1/2055	13,836,088	13,650,576
Pool # CC0670, 4.00%, 7/1/2055	19,529,290	18,648,083
Pool # CC0711, 5.50%, 7/1/2055	24,765,526	25,364,541
Pool # CC0876, 6.00%, 8/1/2055	11,906,711	12,300,949
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	381,983	376,360
Pool # AN7560, 2.90%, 12/1/2027	173,162	169,717
Pool # BS8981, 5.04%, 2/1/2029	3,788,524	3,905,362
Pool # BL2367, 3.48%, 5/1/2029	509,977	502,370
Pool # BS6079, 3.52%, 7/1/2029	2,488,149	2,457,037
Pool # AN6730, 3.01%, 9/1/2029	1,926,292	1,862,181
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,939,013
Pool # BS7011, 4.81%, 9/1/2029	2,921,189	2,984,757
Pool # BS8075, 5.00%, 9/1/2029	1,486,303	1,535,198
Pool # BZ1760, 4.82%, 11/1/2029	5,498,929	5,658,404
Pool # BS1577, 1.82%, 2/1/2030	822,461	755,473
Pool # BS6827, 4.19%, 5/1/2030	887,487	893,657
Pool # BS4878, 2.44%, 6/1/2030	570,844	535,546
Pool # BZ3747, 4.33%, 6/1/2030	4,961,000	5,030,681
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,502,823
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,683,414
Pool # BS6088, 4.04%, 8/1/2030	4,604,881	4,575,735
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,796,120
Pool # BS8033, 4.43%, 11/1/2030	3,062,251	3,108,964
Pool # BZ5082, 4.71%, 11/1/2030	4,810,000	4,931,800
Pool # BS8306, 4.52%, 12/1/2030	2,924,978	2,981,246
Pool # BS9296, 4.80%, 12/1/2030	2,486,383	2,565,378
Pool # BL9645, 1.50%, 1/1/2031	100,000	88,439
Pool # BL9627, 1.56%, 1/1/2031	500,000	443,164
Pool # BS1731, 1.82%, 1/1/2031	928,302	835,345
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,320,709
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,054,805
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	868,531
Pool # BS4116, 2.28%, 10/1/2031	746,966	674,030
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	11,219,452

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,326,211
Pool # BM6857, 1.83%, 12/1/2031 (g)	23,245,031	20,480,137
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	7,089,967
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	976,172
Pool # BZ2889, 4.37%, 1/1/2032	5,934,394	5,996,071
Pool # BZ2252, 4.65%, 1/1/2032	8,610,003	8,824,276
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,783,429
Pool # BM7037, 1.75%, 3/1/2032 (g)	1,094,161	957,395
Pool # BS4654, 2.39%, 3/1/2032	1,393,413	1,259,229
Pool # BL6367, 1.82%, 4/1/2032	313,581	274,863
Pool # BS5130, 2.55%, 4/1/2032	466,823	427,476
Pool # BS5463, 3.34%, 5/1/2032	1,690,492	1,615,317
Pool # BS5597, 3.59%, 5/1/2032	1,166,400	1,132,857
Pool # BS5195, 2.80%, 6/1/2032	2,002,199	1,846,078
Pool # BS5875, 3.66%, 6/1/2032	2,055,015	1,979,337
Pool # BZ4362, 4.64%, 7/1/2032	2,050,000	2,102,640
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,067,633
Pool # BS6301, 3.67%, 8/1/2032	945,000	914,051
Pool # BS6385, 3.89%, 8/1/2032	2,371,512	2,331,947
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,522,585
Pool # BZ4488, 4.42%, 8/1/2032	11,990,000	12,101,283
Pool # BZ4593, 4.72%, 8/1/2032	5,541,000	5,690,137
Pool # BZ4518, 4.81%, 8/1/2032	5,098,000	5,279,389
Pool # BS6502, 3.41%, 9/1/2032	2,859,956	2,728,686
Pool # BS6335, 3.75%, 9/1/2032	1,011,357	986,842
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,031,193
Pool # BS6347, 4.03%, 9/1/2032	350,000	342,214
Pool # BM6466, 1.33%, 10/1/2032 (g)	11,399,768	9,544,026
Pool # BS6417, 3.83%, 10/1/2032	2,535,112	2,474,235
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,994,908
Pool # BS6759, 3.97%, 10/1/2032	863,728	847,152
Pool # BZ1174, 5.33%, 10/1/2032	9,899,563	10,438,963
Pool # BL8708, 1.40%, 11/1/2032	200,000	166,454
Pool # BM6491, 1.46%, 11/1/2032 (g)	13,694,307	11,562,494
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	1,012,602
Pool # BS6849, 4.23%, 11/1/2032	765,214	765,886
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,318,792
Pool # BS6994, 4.85%, 11/1/2032	661,000	685,247
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,055,528
Pool # BM6552, 1.56%, 1/1/2033 (g)	18,974,792	16,088,672
Pool # BS7663, 4.71%, 1/1/2033	1,957,285	2,008,348
Pool # AN8257, 3.26%, 2/1/2033	917,119	866,091
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,239,474
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,419,874
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	1,007,266
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,975,096
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	3,045,408
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,799,682
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	2,020,198

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,536,405
Pool # BS8250, 4.51%, 5/1/2033	1,704,576	1,731,693
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,033,288
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	3,033,415
Pool # AN6000, 3.21%, 7/1/2033	927,375	869,935
Pool # AN9725, 3.76%, 7/1/2033	96,415	93,597
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,588,155
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	2,013,280
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	21,123,240
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	2,019,296
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,175,249
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,234,786
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	3,038,118
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,237,178
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,751,263
Pool # BS4197, 2.14%, 12/1/2033	481,524	417,287
Pool # BS4110, 2.13%, 1/1/2034	12,200,000	10,545,991
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,973,875
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,578,600
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,634,270
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	20,365,860
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	15,187,415
Pool # BZ0567, 4.94%, 5/1/2034	6,240,000	6,461,894
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,904,075
Pool # BL3756, 2.92%, 9/1/2034	4,908,273	4,452,003
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	964,451
Pool # BL3772, 2.92%, 10/1/2034	673,327	613,692
Pool # BZ2226, 4.46%, 11/1/2034	9,279,296	9,412,037
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,478,635
Pool # BZ4215, 5.09%, 6/1/2035	4,620,000	4,837,975
Pool # BZ4219, 5.20%, 6/1/2035	10,950,002	11,517,740
Pool # BS5018, 2.88%, 10/1/2035	750,000	651,260
Pool # AN7345, 3.21%, 11/1/2037	589,159	532,135
Pool # MA1072, 3.50%, 5/1/2042	7,140	6,802
Pool # BF0163, 5.00%, 11/1/2046	6,306,862	6,481,709
Pool # BF0533, 2.50%, 11/1/2050	1,011,489	881,153
Pool # BF0230, 5.50%, 1/1/2058	322,253	336,513
Pool # BF0300, 4.00%, 8/1/2058	4,671,047	4,485,053
Pool # BF0400, 4.00%, 8/1/2059	516,334	490,656
Pool # BF0440, 3.00%, 1/1/2060	4,187,061	3,712,831
Pool # BF0497, 3.00%, 7/1/2060	58,100	50,758
Pool # BF0520, 3.00%, 1/1/2061	2,487,870	2,198,083
Pool # BF0560, 2.50%, 9/1/2061	1,495,472	1,239,444
Pool # BF0562, 3.50%, 9/1/2061	708,078	643,701
Pool # BF0583, 4.00%, 12/1/2061	733,705	693,997
Pool # BF0586, 5.00%, 12/1/2061	669,113	671,041
Pool # BF0617, 2.50%, 3/1/2062	2,708,972	2,245,189
Pool # BF0759, 2.50%, 5/1/2062	6,935,185	5,747,840
Pool # BF0677, 4.00%, 9/1/2062	2,418,068	2,287,197

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0736, 4.00%, 6/1/2063	16,724,495	15,819,323
Pool # BF0770, 4.50%, 9/1/2063	10,157,660	9,942,825
Pool # BF0787, 4.50%, 12/1/2063	13,734,340	13,494,939
Pool # BF0804, 3.00%, 4/1/2064	9,336,701	8,202,811
Pool # BF0808, 4.00%, 4/1/2064	16,418,955	15,703,267
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 12/25/2055 (k)	55,000,000	55,693,332
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,570,989	3,368,652
Pool # 785994, 4.00%, 2/15/2052	7,359,206	7,021,295
Pool # CO1928, 5.50%, 10/15/2052	1,159,485	1,227,274
Pool # CR2369, 6.00%, 1/15/2053	1,625,811	1,749,318
GNMA II
Pool # CE9366, ARM, 5.12%, 10/20/2071 (g)	4,725,565	4,898,277
Pool # CH4945, ARM, 5.12%, 10/20/2071 (g)	6,442,358	6,677,925
Pool # CH7776, ARM, 5.23%, 10/20/2071 (g)	5,885,798	6,132,486
Pool # CJ7125, ARM, 5.28%, 10/20/2071 (g)	465,034	484,989
Pool # CJ7141, ARM, 5.22%, 11/20/2071 (g)	426,190	443,327
Pool # CE9384, ARM, 5.27%, 11/20/2071 (g)	711,835	743,455
Pool # CE5557, ARM, 5.39%, 11/20/2071 (g)	106,028	111,076
Pool # CK7234, ARM, 5.17%, 2/20/2072 (g)	6,475,319	6,729,597
Pool # CK2792, ARM, 5.39%, 3/20/2072 (g)	862,735	905,738
Pool # CO0363, ARM, 5.54%, 7/20/2072 (g)	771,940	817,524
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	30,982	30,396
Pool # BB3525, 4.00%, 9/20/2047	18,620	17,771
Pool # AY2413, 4.25%, 10/20/2048	1,426,451	1,378,721
Pool # BJ9820, 4.20%, 1/20/2049	995,332	944,936
Pool # BM2418, 4.00%, 8/20/2049	12,992	12,556
Pool # BN7049, 4.50%, 8/20/2049	110,489	109,501
Pool # BP7160, 4.50%, 9/20/2049	62,953	63,848
Pool # CH1162, 3.50%, 6/20/2050	209,845	199,549
Pool # BZ6343, 2.00%, 11/20/2050	2,943,567	2,414,702
Pool # CB8492, 3.50%, 1/20/2051	1,558,429	1,490,178
Pool # CB8531, 3.50%, 2/20/2051	684,869	645,869
Pool # CC9803, 4.00%, 4/20/2051	205,689	196,067
Pool # MA7534, 2.50%, 8/20/2051	3,560,920	3,091,710
Pool # CH1291, 3.50%, 9/20/2051	695,328	642,733
Pool # CH1293, 3.50%, 9/20/2051	2,465,912	2,322,036
Pool # CH1292, 3.50%, 10/20/2051	993,948	925,749
Pool # MA7705, 2.50%, 11/20/2051	4,925,793	4,276,716
Pool # MA7706, 3.00%, 11/20/2051	9,182,322	8,291,888
Pool # CH7863, 3.50%, 12/20/2051	630,118	581,094
Pool # CI2080, 3.50%, 12/20/2051	712,145	644,494
Pool # CH0876, 3.00%, 1/20/2052	91,496	82,721
Pool # CH0877, 3.00%, 1/20/2052	242,951	219,573
Pool # CH0878, 3.00%, 1/20/2052	226,384	204,317
Pool # CJ3916, 3.00%, 1/20/2052	661,848	611,658
Pool # CK2608, 3.00%, 1/20/2052	422,273	381,894
Pool # CK4909, 3.00%, 1/20/2052	92,014	83,045

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CK4916, 3.00%, 1/20/2052	185,696	167,596
Pool # CJ8184, 3.50%, 1/20/2052	567,987	520,945
Pool # CK4918, 3.50%, 1/20/2052	61,614	56,821
Pool # CK7137, 4.00%, 1/20/2052	381,302	357,010
Pool # CK2667, 3.00%, 2/20/2052	536,575	484,274
Pool # CK2672, 3.50%, 2/20/2052	556,200	512,496
Pool # MA7936, 2.50%, 3/20/2052	25,596,021	22,223,153
Pool # CM2154, 3.00%, 3/20/2052	697,574	628,269
Pool # CM2278, 3.50%, 4/20/2052	767,009	706,087
Pool # CO4826, 5.00%, 6/20/2052	519,788	520,228
Pool # MA8148, 3.00%, 7/20/2052	23,542,925	21,248,088
Pool # CO4847, 5.00%, 7/20/2052	758,434	759,076
Pool # MA8200, 4.00%, 8/20/2052	1,531,649	1,466,725
Pool # MA8264, 2.50%, 9/20/2052	8,598,017	7,474,351
Pool # CO1924, 4.50%, 10/20/2052	1,147,073	1,174,749
Pool # CP8517, 4.50%, 10/20/2052	949,884	920,075
Pool # CO1925, 5.00%, 10/20/2052	953,101	997,066
Pool # MA8423, 2.50%, 11/20/2052	14,167,761	12,320,855
Pool # CO8957, 5.00%, 12/20/2052	6,135,741	6,086,128
Pool # MA8797, 3.50%, 4/20/2053	15,506,103	14,354,411
Pool # 786842, 4.00%, 4/20/2053	7,222,951	6,774,912
Pool # MA8873, 2.50%, 5/20/2053	15,005,733	13,047,968
Pool # CS4305, 5.50%, 6/20/2053	2,173,761	2,209,880
Pool # CV0175, 6.50%, 6/20/2053	975,324	1,033,331
Pool # MA9011, 2.50%, 7/20/2053	16,642,710	14,476,464
Pool # CS4391, 5.50%, 7/20/2053	2,663,084	2,707,333
Pool # CW7288, 6.50%, 9/20/2053	1,094,427	1,140,115
Pool # MA9299, 2.50%, 10/20/2053	7,918,084	6,889,996
Pool # MA9419, 3.50%, 1/20/2054	6,568,783	6,118,085
Pool # DD2409, 6.50%, 6/20/2054	1,086,458	1,118,262
Pool # MA9960, 3.00%, 10/20/2054	17,162,129	15,553,039
Pool # MB0142, 3.00%, 1/20/2055	9,435,557	8,518,668
Pool # DI1025, 5.50%, 8/20/2055	1,255,153	1,281,608
Pool # DI1026, 5.50%, 8/20/2055	1,489,857	1,518,511
Pool # DI1029, 6.00%, 8/20/2055	2,472,766	2,546,727
Pool # DL8784, 6.50%, 8/20/2055	4,985,570	5,196,889
Pool # DL8785, 6.50%, 8/20/2055	5,026,068	5,239,105
Pool # DL2982, 6.50%, 9/20/2055	5,983,213	6,324,492
Pool # DN6001, 6.50%, 10/20/2055	7,155,437	7,572,333
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	12,389,775	11,240,310
Pool # 787496, 6.00%, 7/20/2064	2,781,430	2,838,274
GNMA II, Single Family, 30 Year TBA, 5.00%, 12/15/2055 (k)	31,025,000	30,987,692
Total Mortgage-Backed Securities (Cost $1,770,622,913)		1,806,792,392
U.S. Treasury Obligations — 14.8%
U.S. Treasury Bonds
4.38%, 11/15/2039	8,065,000	8,078,547
1.13%, 5/15/2040	8,454,000	5,469,672

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 8/15/2040	36,277,100	23,232,932
2.25%, 5/15/2041	4,699,000	3,526,269
4.38%, 5/15/2041	811,000	803,777
2.00%, 11/15/2041	22,600,000	16,092,789
3.13%, 11/15/2041	6,143,000	5,175,717
4.00%, 11/15/2042	54,417,400	50,856,886
3.63%, 8/15/2043	24,654,000	21,728,263
3.75%, 11/15/2043	15,228,000	13,626,086
4.75%, 11/15/2043	41,540,600	42,394,130
3.38%, 5/15/2044	14,050,000	11,850,297
2.50%, 2/15/2045	11,069,000	8,022,431
4.88%, 8/15/2045	21,470,000	22,140,937
3.00%, 2/15/2047	39,347,900	30,373,197
3.00%, 8/15/2048	27,741,200	21,081,145
3.38%, 11/15/2048	31,334,000	25,431,947
1.88%, 2/15/2051	2,622,000	1,514,205
2.38%, 5/15/2051	48,867,900	31,787,042
2.25%, 2/15/2052	6,775,000	4,245,226
2.88%, 5/15/2052	8,214,000	5,919,855
3.63%, 2/15/2053	4,682,000	3,905,995
4.50%, 11/15/2054	51,745,000	50,257,331
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	35,930,204
0.50%, 8/31/2027	95,000,000	90,164,648
4.50%, 5/31/2029	185,110,200	190,974,434
3.63%, 8/31/2029	355,085,000	356,000,452
3.63%, 8/31/2030	82,535,000	82,618,824
4.63%, 5/31/2031	12,135,000	12,714,731
4.25%, 11/15/2034	53,400,400	54,597,737
4.63%, 2/15/2035	15,600,000	16,384,266
U.S. Treasury STRIPS Bonds
4.66%, 5/15/2031 (l)	32,559,000	26,551,241
4.03%, 2/15/2034 (l)	4,986,000	3,585,585
5.19%, 5/15/2040 (l)	3,436,000	1,758,852
5.21%, 8/15/2040 (l)	27,517,340	13,868,966
5.09%, 11/15/2040 (l)	18,060,000	8,976,660
4.49%, 5/15/2041 (l)	10,019,000	4,846,589
2.43%, 8/15/2041 (l)	207,000	98,735
2.80%, 2/15/2042 (l)	1,065,000	493,634
5.16%, 11/15/2043 (l)	18,035,000	7,552,247
Total U.S. Treasury Obligations (Cost $1,316,776,241)		1,314,632,481
Asset-Backed Securities — 12.1%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	824,714	148,267
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	320,800	306,825
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (g)	3,797,682	3,795,114
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	148,478	145,610
American Credit Acceptance Receivables Trust
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	103,031	103,223

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,991,894
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,588,094
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,839,114
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,849,853
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,804,305
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	746,738
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,081,376
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,369,860
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,416,409
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,729,005
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,428,774
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,365,146
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,167,796
Series 2025-SFR2, Class E1, 4.28%, 11/17/2042 (a)	6,580,000	6,221,302
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	103,083	100,917
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,101,476	2,089,086
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,422,302	2,448,775
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,520,833
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,222,937
Series 2023-4A, Class D, 7.31%, 6/20/2029 (a)	3,000,000	3,065,380
Series 2025-4A, Class C, 5.26%, 2/20/2032 (a)	4,365,000	4,358,607
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,810,264	1,825,134
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,802,500	3,907,841
7.12%, 7/16/2054 ‡	3,995,963	4,078,680
Bridge Trust Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (a)	6,025,000	5,628,871
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,082,813
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,990,714
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,189,477
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,859,956
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	6,000,000	6,161,939
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	12,000,000	12,224,959
Series 2025-4, Class D, 5.41%, 8/15/2031	11,111,000	11,142,796
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	6,600,000	6,752,333
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	12,082,480	12,083,153
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,155,668	1,164,389
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	971,960	959,397
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	2,206,324	2,191,750
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,023,125	1,049,637
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	573,654	580,545
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	2,580,880	2,573,367
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,031,083

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	725,721
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,537,021
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	401,843	378,401
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	611,065	557,101
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	840,631	683,279
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (g)	2,402,000	2,544,078
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a) (g)	2,414,000	2,452,287
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	8,000,000	8,018,345
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	677,026	678,442
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (g)	551,000	555,282
Series 2019-2, Class E, 5.31%, 6/15/2052 (a) (g)	1,043,000	979,534
Series 2019-3, Class E, 4.86%, 10/15/2052 (a) (g)	570,000	529,375
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,034,322
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	734,720
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,148,088
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	60,377	60,401
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,014,054
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,709,134
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,530,216
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,785,368
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	4,977,430
7.68%, 4/17/2034	5,000,000	5,034,000
Credit One, 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,077,000
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	248,114
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a) (h)	14,836,457	14,870,490
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,060,379	1,071,588
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,112,073	1,142,766
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,847,713
Series 2025-2, Class D, 4.90%, 12/15/2032	10,865,000	10,807,295
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	186,172	186,583
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,461,238
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,627,396
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	3,000,000	3,183,354
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,501,074
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	6,307,325	6,319,480
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	171,052	163,468
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	61,090	58,217
Energy Assets, 8.11%, 8/25/2044 ‡	1,418,566	1,457,004
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,838,334
EQV ABS Issuer LLC, 10.76%, 12/15/2040 ‡	5,272,535	5,272,535
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	634,969	637,745

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3A, Class D, 6.76%, 9/15/2028	926,847	937,276
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,012,076
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,333,302
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,232,708
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,464,756
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,013,857
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,630,489
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,212,939
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	2,132,000	2,150,571
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,546,539
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,843,391
Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,061,713
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,640,567
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	105,898	106,039
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	1,072,057	1,066,336
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,337,753
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,716,265
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,872,814
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,233,943
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,429,943
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	490,135
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,642,160
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,642,436
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,927,068
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	620,162
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	794,718
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,692,149
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,519,125
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,386,534
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,136,960
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,054,362
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	481,351
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,600,000	6,417,583
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000,000	2,905,918
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	4,710,000	4,510,239
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	48,919	48,793
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	224,205	222,165
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (g)	1,900,000	1,831,889
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (g)	6,900,000	7,009,072
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	7,021,687
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	602,958
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,021,346
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	6,910,000	6,908,436

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-TWO, Class B, 6.90%, 5/15/2031 (a)	5,000,000	4,999,691
Foundation Finance Trust
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	278,625	269,607
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,379,897	1,486,506
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	487,939	501,661
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	4,399,453	4,635,368
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	77,583	77,418
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	976,035
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,424,054	4,531,063
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	11,625,000	11,704,718
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	2,304,594	2,302,479
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,494,709
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,137,289
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,630,226
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,726,155
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,506,147
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,227,497
GLS Auto Select Receivables Trust
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,014,791
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	306,783
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	731,828
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	6,186,045	6,283,537
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	10,855,000	10,877,972
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	14,529,437	14,650,957
HERO Funding (Cayman Islands) Series 2018-2A, Class A2, 4.02%, 9/20/2049 ‡	4,050,027	3,766,525
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,417,970
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 6.74%, 4/20/2037 (a) (g)	1,000,000	1,000,126
Series 2022-FL3, Class E, 8.44%, 4/20/2037 (a) (g)	663,500	660,433
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	100,075	99,869
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	194,777	199,861
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	80,095	81,159
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	1,900,081	1,950,114
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	271,575	270,096
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,063,419	1,051,273
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,192,531	1,192,445
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,292,704	1,271,045
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	2,469,760	2,511,909
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,594,956	9,337,833
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,266,603	10,036,112
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,328,937	3,297,616
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	1,166,435	1,156,728
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,773,675	3,548,639
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	15,928,767	16,028,019

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	6,000,000	6,088,200
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,094,048
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,382,870
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (a)	13,000,000	13,000,000
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,230,440
Jonah Energy ABS LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	4,893,210	4,919,144
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,112,800
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	7,421,770	7,585,049
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	4,499,416	4,490,417
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,340,674	3,277,521
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,993,454
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	437,982	240,681
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	819,710
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	4,150,984
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,461,193
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,707,175
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,502,217
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	4,745,000	4,935,703
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,824,018
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,258,837
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	357,921
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	630,653
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,853,533
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,288,372
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	3,155,000	3,189,324
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	451,236	453,170
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	289,651	291,146
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,368,249	1,375,047
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,818,812
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	7,500,000	7,498,164
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,825,000	5,868,935
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	2,342,480	2,371,527
Mpire, 11.16%, 9/13/2030 ‡ (a)	1,400,000	1,403,961
Mpire Frn, 8.29%, 9/13/2030 ‡ (a)	3,500,000	3,509,902
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	46,021	45,667
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	460,208	461,181
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	20,738	20,660
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,150,531	1,182,286
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	329,181	338,697
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	799,251	810,934

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	330,657
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	409,176
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,546,052
Nexgen, Inc., 0.00, 11/16/2033‡ (g)	2,018,024	2,018,024
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	834,606	818,837
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,401,693
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,060,994
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,077,766
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	997,963
Oneslt, 8.00%, 12/15/2030 ‡	5,941,581	5,941,581
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,624,530
Oportun Issuance Trust
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	475,375	475,686
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	87,664	86,049
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,142,919	1,131,340
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,370,484	1,345,940
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	5,000,000	5,141,928
Series 2025-A, Class D, 7.25%, 2/8/2033 (a)	13,659,000	13,654,049
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,503,348
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	544,361	546,067
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	281,190	283,440
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	372,888	373,264
PRET LLC
Series 2021-RN3, Class A1, 5.84%, 9/25/2051 (a) (h)	448,280	448,514
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (h)	18,174,471	18,302,328
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (h)	9,058,278	9,082,991
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	444,474
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	637,136
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	637,722
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (g)	9,905,000	9,240,816
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	934,719
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	265,400
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,598,721
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,075,528
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,155,650
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	667,201
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	744,572
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,717,169
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	10,120,099
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,524,724
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	10,545,792
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (g)	3,434,000	3,256,956
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (g)	4,136,000	3,886,214
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (g)	4,886,335	4,558,052

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	963,000	900,175
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,956,201	6,074,729
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	10,460,052	10,460,052
RCO Mortgage LLC Series 2025-2, Class A1, 6.51%, 4/25/2030 (a) (h)	7,220,794	7,244,976
Reach ABS Trust
Series 2025-2A, Class C, 5.69%, 8/18/2032 (a)	10,563,000	10,731,403
Series 2025-2A, Class D, 7.31%, 8/18/2032 (a)	1,000,000	1,014,555
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (a) (g)	10,914	10,906
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,350,332
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,619,098	2,617,714
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (a)	1,624,130	1,636,875
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (h)	4,448,959	4,453,167
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (h)	7,812,567	7,819,911
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,424,990	1,452,251
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 (a)	1,307,087	1,306,716
Series 2022-4, Class C, 5.00%, 11/15/2029	4,511,288	4,532,056
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,526,451
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,053,291
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,244,344
Series 2025-3, Class D, 5.11%, 9/15/2031	4,800,000	4,824,888
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,252,630
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,124,124
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,479,736
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,596,190
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,113,269
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,993,718
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	5,235,000	5,262,745
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,412,613
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	68,960	68,827
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	123,520	123,223
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	201,073	209,605
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	751,959	789,849
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	377,080	397,199
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	127,818	131,239
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	1,318,901	1,337,328
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,061,892	1,072,281
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	3,262,013	3,283,875
Series 2025-3A, Class D, 6.54%, 8/22/2044 (a)	2,338,931	2,350,129
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	269,007	253,860
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (g)	15,000,000	15,013,822
STAR Trust
Series 2025-SFR5, Class A, 5.41%, 2/17/2042 (a) (g)	6,482,445	6,497,593
Series 2025-SFR5, Class B, 5.71%, 2/17/2042 (a) (g)	4,000,000	4,004,965

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR5, Class C, 5.91%, 2/17/2042 (a) (g)	1,000,000	1,000,880
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	2,653,058	2,656,938
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	296,679
Tricon Residential Trust Series 2025-SFR1, Class C, 5.56%, 3/17/2042 (a) (g)	5,750,000	5,758,749
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	5,614,771	5,619,618
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	85,781	85,731
Series 2014-2, Class A, 3.75%, 9/3/2026	489,846	487,327
Series 2018-1, Class A, 3.70%, 3/1/2030	9,759	9,330
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,865,387	1,933,198
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	431,406
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	693,250	715,780
Upstart Frn, 6.80%, 3/29/2029 ‡ (a)	7,000,000	7,000,000
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	4,045,159	4,069,491
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	676,550	238,494
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	5,460,000	5,521,149
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (a) (h)	716,961	716,829
VOLT CV LLC Series 2021-CF2, Class A1, 6.49%, 11/27/2051 (a) (h)	979,375	979,986
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	26,629	26,394
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	106,518	105,335
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,497,236	1,529,668
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	819,685	821,873
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,124,135
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	925,623
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,240,855
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,622,439
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,046,684
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,809,000	5,825,448
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡	5,723,673	5,723,673
Total Asset-Backed Securities (Cost $1,051,387,773)		1,072,497,648
Commercial Mortgage-Backed Securities — 8.2%
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class D, 0.65%, 11/27/2048 (a) (g)	10,412,000	10,451,201
Series 2024-FRR3, Class D, 0.57%, 1/27/2050 ‡ (a) (g)	11,563,000	10,703,149
Series 2024-FRR3, Class C, 0.64%, 1/27/2050 ‡ (a) (g)	11,000,000	10,340,936
Series 2024-FRR2, Class D, 1.22%, 7/27/2050 ‡ (a) (g)	7,830,000	7,167,250
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (g)	4,000,000	3,522,611
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (g)	4,000,000	3,602,164
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,343,076
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,227,788
Series 2025-FRR5, Class C736, 1.74%, 9/27/2052 ‡ (a) (g)	4,000,000	3,878,332
Series 2025-FRR5, Class D736, 1.74%, 9/27/2052 ‡ (a) (g)	4,000,000	3,833,722
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,696,278

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,802,167
Series 2024-FRR1, Class A, 2.08%, 4/27/2049 ‡ (a) (g)	3,000,000	2,438,076
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (g)	8,413,000	7,866,830
BMD2 Re-Remic Trust Series 2019-FRR1, Class 6B10, 2.36%, 5/25/2052 ‡ (a) (g)	11,219,000	9,782,208
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4C, PO, 5/25/2052 ‡ (a)	14,786,000	12,169,119
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (a)	9,786,000	7,049,434
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,343,224
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,880,935
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,930,341
Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (a) (g)	8,169,000	7,281,609
BOFAS Re-REMIC Trust
Series 2025-FRR6, Class B, 1.56%, 11/27/2051 ‡ (a) (g)	7,636,000	6,763,716
Series 2025-FRR6, Class C, 1.56%, 11/27/2051 ‡ (a) (g)	8,000,000	6,881,406
BX Commercial Mortgage Trust Series 2025-COPT, Class A, 5.71%, 8/15/2042 (a) (g)	6,105,000	6,108,805
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,960,147
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	470,297
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	420,390
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	7,150,000	5,623,132
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,406,174
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	300,536
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,701,172
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,627,307
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (g)	9,500,000	9,502,536
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AGX1, 3.59%, 10/27/2037 ‡ (a) (g)	6,195,000	6,003,092
Series 2025-FRR1, Class DK57, 1.10%, 8/27/2049 ‡ (a) (g)	4,205,000	3,969,850
FHLMC Series 2025-MN11, Class M2, 6.72%, 7/25/2045 (a) (g)	5,000,000	4,996,147
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.77%, 9/25/2043 (a) (g)	1,240,000	1,336,127
Series 2024-MN8, Class M2, 8.32%, 5/25/2044 (a) (g)	4,761,000	4,968,798
Series 2024-MN9, Class M2, 7.29%, 10/25/2044 (a) (g)	4,000,000	4,054,211
Series 2025-MN10, Class M1, 6.25%, 2/25/2045 (a) (g)	6,340,001	6,289,566
Series 2025-MN10, Class M2, 7.05%, 2/25/2045 (a) (g)	3,700,000	3,700,023
Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (g)	577,842	576,478
Series 2021-MN1, Class M2, 7.82%, 1/25/2051 (a) (g)	19,551,000	20,190,717
Series 2021-MN3, Class M1, 6.37%, 11/25/2051 (a) (g)	234,848	235,306
Series 2021-MN3, Class M2, 8.07%, 11/25/2051 (a) (g)	13,462,000	13,945,143
FHLMC, Multi-Family Structured Credit Risk
Series 2022-MN4, Class M1, 8.32%, 5/25/2052 (a) (g)	918,581	939,781
Series 2022-MN4, Class M2, 10.57%, 5/25/2052 (a) (g)	750,000	846,511
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (g)	1,718,155	1,709,189
Series K088, Class A2, 3.69%, 1/25/2029	350,000	348,672
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,180,145
Series K128, Class X3, IO, 2.78%, 4/25/2031 (g)	550,000	67,622
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,069,407

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,147,921
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,134,754
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	1,050,000	1,027,067
Series K-153, Class A2, 3.82%, 12/25/2032 (g)	1,000,000	979,825
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,093,879
Series K-160, Class A2, 4.50%, 8/25/2033 (g)	6,000,000	6,107,057
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (g)	4,449,527	150,845
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (g)	550,000	127,980
Series Q014, Class X, IO, 2.77%, 10/25/2055 (g)	1,764,976	254,784
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (g)	207,534	204,519
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (g)	300,000	262,678
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (g)	3,914,170	3,780,420
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	2,700,000	2,371,142
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (g)	395,475	372,066
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	1,400,000	1,220,029
Series 2021-M15, Class A2, 1.89%, 11/25/2031 (g)	1,369,376	1,237,832
Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,693,499
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (g)	2,500,000	2,200,110
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (g)	5,838	5,821
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (g)	1,372,000	1,255,272
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (g)	1,250,000	1,077,012
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (g)	2,980,000	3,027,549
Series 2021-M3, Class X1, IO, 2.00%, 11/25/2033 (g)	392,754	24,389
Series 2021-M8, Class A2, 2.10%, 11/25/2035	18,647,249	16,887,044
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,826,630
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (g)	500,000	497,736
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	87,257,546	191,199
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (g)	1,000,000	916,494
Series 2021-KHG3, Class CFX, 2.48%, 9/25/2028 (a) (g)	10,216,000	9,264,005
Series 2021-KHG3, Class CFL, 9.60%, 9/25/2028 (a) (g)	5,989,812	6,022,335
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	6,805,501
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	55,576
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,419,786
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	126,778,753	325,504
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	103,572,170	185,384
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	9,675,880
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	44,894
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	83,434
Series 2019-KS12, Class B, 7.12%, 8/25/2029 (g)	9,871,013	9,872,452
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (g)	5,000,000	4,226,852
Series 2020-KL06, Class C, 3.52%, 12/25/2029 (a) (g)	3,350,000	2,897,538
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (g)	9,000,000	7,424,021
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,609,030
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	67,966
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	5,500,000	3,765,709
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	50,396,290	182,480
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	5,500,000	21,503

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,328,843
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,226,626	101,174
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	12,782
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	91,350,649	425,192
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,389,332
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	59,595
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,579,147
Series 2018-K159, Class C, PO, 11/25/2033 (a)	11,533,464	6,399,259
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	7,657,071	45,528
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	5,177,494
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	6,104,129
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	12,000,000	6,021,683
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	5,925,968
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	89,285
Series 2016-K53, Class C, 4.28%, 3/25/2049 (a) (g)	70,000	69,775
Series 2016-K57, Class B, 4.07%, 8/25/2049 (a) (g)	1,000,000	993,236
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	7,153,474
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	12,172,047
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	37,454
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (g)	1,000,000	984,490
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,463,957
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,318,933
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (g)	1,975,000	1,942,472
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	9,152,956
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	7,886,012
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	125,637,312	423,900
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	113,937
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (g)	5,250,000	5,009,116
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,450,616
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	99,620,145	312,150
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	80,355
Series 2020-K109, Class D, PO, 5/25/2053 (a)	11,000,000	7,241,373
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,490,798
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	120,491,420	409,996
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	30,000,000	107,415
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,607,500
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	128,556,065	466,697
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	111,626
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	9,619,567
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	151,252,714	559,393
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	120,841
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	11,351,243
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	129,984,114	160,582
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	49,637
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	7,129,768
Series 2021-K126, Class D, PO, 1/25/2054 (a)	13,000,000	8,600,986
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	106,299
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	131,432,544	514,598
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	33,500,000	141,293

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,545,904	308,932
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,387,995
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.95%, 11/27/2050 (a) (g)	7,500,000	6,954,844
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	9,096,443
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	13,207,000	11,713,571
Series 2021-FRR1, Class 2C, PO, 11/29/2050 ‡ (a)	2,200,000	1,932,802
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,310,366
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	5,000,000	3,870,862
Series 2021-FRR2, Class BK78, 2.36%, 9/27/2051 (a) (g)	5,734,000	5,073,242
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (g)	4,140,000	4,132,560
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,872,077
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.67%, 4/15/2038 (a) (g)	480,000	480,598
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	670,000	457,885
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (g)	14,437,594	14,649,173
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (g)	17,578,896	17,869,999
Series 2023-01, Class M10, 10.57%, 11/25/2053 (a) (g)	9,685,000	10,977,377
Series 2024-01, Class M10, 7.92%, 7/25/2054 (a) (g)	2,737,000	2,842,148
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	14,068,032	13,700,811
Series 2022-FRR1, Class CK60, PO, 11/8/2049 ‡ (a)	1,350,000	1,232,522
Series 2022-FRR1, Class CK64, PO, 3/1/2050 ‡ (a)	13,190,000	12,002,076
Series 2022-FRR1, Class BK64, 1.66%, 3/1/2050 ‡ (a) (g)	10,328,481	9,743,278
Series 2022-FRR1, Class AB64, 2.19%, 3/1/2050 ‡ (a) (g)	3,670,000	3,491,998
RWC Commercial Mortgage Trust Series 2025-1, Class D, 6.76%, 6/25/2040 (a)	5,568,000	5,600,172
SMRT Series 2022-MINI, Class F, 7.31%, 1/15/2039 (a) (g)	7,400,000	7,326,248
Total Commercial Mortgage-Backed Securities (Cost $706,569,575)		725,570,138
Collateralized Mortgage Obligations — 5.8%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (h)	9,525,000	9,559,220
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	13,045,000	13,157,428
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (g)	5,000,000	5,129,897
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	5,635,700	5,614,095
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	8,775,000	8,505,585
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (h)	1,835,000	1,855,211
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (g)	9,024,763	8,916,214
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 5.02%, 1/25/2045 (a) (g)	5,748,092	5,753,473
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.77%, 7/25/2043 (a) (g)	1,500,000	1,542,118
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	296,544	280,678
Series 2018-1, Class M60C, 3.50%, 5/25/2057	111,968	104,866
Series 2018-3, Class MA, 3.50%, 8/25/2057 (g)	6,393,667	6,227,801
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (g)	202,358	192,000
Series 2018-2, Class MT, 3.50%, 11/25/2057	502,298	454,979
Series 2018-2, Class M55D, 4.00%, 11/25/2057	234,748	223,876

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,575,313	2,511,486
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,103,241	1,072,615
Series 2019-3, Class MT, 3.50%, 10/25/2058	3,855,430	3,489,478
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,212,577	2,982,897
Series 2020-3, Class MTU, 2.50%, 5/25/2060	13,756,417	11,484,999
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	377,919	342,282
Series 2020-3, Class TTW, 3.00%, 5/25/2060	296,270	281,005
Series 2021-1, Class BXS, 13.47%, 9/25/2060 (a) (g)	147,875	111,197
Series 2022-1, Class MAU, 3.25%, 11/25/2061	8,139,036	7,670,501
Series 2022-1, Class MTU, 3.25%, 11/25/2061	14,887,423	13,091,198
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,677,655	2,279,744
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,808,340	6,026,423
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,218,464	3,017,686
Series 2708, Class ZD, 5.50%, 11/15/2033	51,894	54,281
Series 4302, Class PA, 4.00%, 12/15/2043	40,872	40,784
Series 4281, Class BC, 4.50%, 12/15/2043 (g)	64,606	65,516
Series 5141, Class AH, 2.25%, 11/25/2047	1,010,505	919,438
Series 5200, Class MA, 2.50%, 8/25/2048	2,563,716	2,378,024
Series 4913, Class UA, 3.00%, 3/15/2049	5,289,550	4,827,194
Series 4916, Class P, 3.00%, 9/25/2049	4,364,515	4,014,713
Series 5028, Class JG, 1.50%, 8/25/2050	2,406,808	1,965,418
Series 5155, Class JD, 1.25%, 10/25/2051	1,204,843	966,001
Series 5347, PO, 10/25/2053	4,059,609	3,397,061
Series 4862, Class NO, PO, 8/15/2057	4,732,214	3,026,441
FHLMC, STRIPS Series 406, PO, 10/25/2053	2,529,262	2,181,312
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,086,041	1,068,560
FNMA, REMIC
Series 2003-7, Class FA, 4.94%, 2/25/2033 (g)	44,734	44,975
Series 2013-108, Class GU, 3.00%, 10/25/2033	255,531	248,011
Series 2005-110, Class TY, 5.50%, 12/25/2035	26,445	27,727
Series 2007-89, Class F, 4.77%, 9/25/2037 (g)	49,163	49,118
Series 2011-112, Class PB, 4.00%, 11/25/2041	84,118	82,733
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	958,768
Series 2021-86, Class MA, 2.50%, 11/25/2047	19,381,044	17,926,403
Series 2019-25, Class PB, 2.00%, 5/25/2048	5,450,697	4,923,120
Series 2021-91, Class GB, 1.75%, 7/25/2049	22,287,535	19,096,310
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,180,055	2,539,634
Series 2021-95, Class GA, 1.88%, 3/25/2051	18,397,396	15,520,264
Series 2025-18, Class MA, 0.50%, 9/25/2054	20,635,097	17,623,594
GNMA
Series 2012-13, Class FQ, 4.39%, 1/20/2038 (g)	1,672,001	1,670,641
Series 2010-14, Class FH, 4.57%, 2/16/2040 (g)	1,918,824	1,914,040
Series 2010-61, Class FK, 4.57%, 5/16/2040 (g)	1,261,250	1,258,160
Series 2012-61, Class FM, 4.47%, 5/16/2042 (g)	283,438	281,359
Series 2025-6, Class GA, 3.50%, 1/20/2048	19,913,857	19,296,332
Series 2024-51, Class GC, 3.50%, 7/20/2048	19,953,211	19,586,924
Series 2020-165, Class UD, 1.50%, 11/20/2050	631,386	502,088
Series 2021-44, Class QM, 1.75%, 3/20/2051	6,030,103	4,896,622

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-197, Class BN, 3.00%, 5/20/2051	35,406,418	33,232,991
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,931,823	5,152,865
Series 2023-146, Class GO, PO, 10/20/2053	11,530,625	9,228,087
Series 2025-105, Class SM, IF, 4.30%, 6/20/2055 (g)	7,848,852	7,666,318
Series 2010-H24, Class FA, 4.57%, 10/20/2060 (g)	9,982	9,950
Series 2014-H03, Class FA, 4.82%, 1/20/2064 (g)	5,779	5,789
Series 2015-H02, Class FA, 4.87%, 1/20/2065 (g)	1,138,370	1,138,572
Series 2015-H05, Class FC, 4.70%, 2/20/2065 (g)	68,501	68,494
Series 2021-H14, Class CF, 5.50%, 9/20/2071 (g)	3,069,823	3,127,422
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (g)	1,975,943	1,860,953
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (h)	6,951,367	6,851,737
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (h)	6,990,145	6,839,698
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.57%, 10/25/2034 (a) (g)	590,632	611,413
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (h)	9,000,000	9,137,819
LHOME Mortgage Trust
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (h)	3,675,000	3,688,305
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	5,400,000	5,432,438
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (g)	7,000,000	7,043,732
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	2,069,000	2,071,980
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (g)	6,042,242	5,837,792
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	4,225,000	4,248,567
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (g)	3,250,000	3,270,359
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,400,000	5,440,474
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	21,450,185	21,701,277
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (h)	4,395,000	4,401,920
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.82%, 9/25/2032 (a) (g)	306,934	318,746
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (a) (g)	5,789,000	5,856,446
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	6,000,000	6,028,375
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	27,272,987	23,912,216
Series 2025-2, Class MTU, 3.25%, 6/25/2065	10,717,984	9,258,449
Series 2025-2, Class TTW, 4.25%, 6/25/2065	13,987,347	13,804,174
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 5.32%, 10/25/2034 (a) (g)	8,009,019	8,121,863
Series 2025-1, Class A1, 3.00%, 5/25/2035	14,280,389	13,337,021
Series 2025-2, Class A1, 3.00%, 10/25/2035	8,990,968	8,471,483
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (h)	2,000,000	2,006,873
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	638,073
Total Collateralized Mortgage Obligations (Cost $504,197,782)		515,053,189
Foreign Government Securities — 1.1%
Arab Republic of Egypt
7.60%, 3/1/2029 (j)	1,500,000	1,574,100
8.63%, 2/4/2030 (a)	382,000	413,633
5.88%, 2/16/2031 (j)	1,600,000	1,549,008
7.63%, 5/29/2032 (j)	1,100,000	1,125,300

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
9.45%, 2/4/2033 (a)	458,000	504,624
7.30%, 9/30/2033 (j)	800,000	790,752
8.50%, 1/31/2047 (j)	850,000	793,688
8.88%, 5/29/2050 (j)	1,500,000	1,442,048
Argentine Republic 4.12%, 7/9/2035 (h)	8,835,000	6,282,789
Benin Government Bond
7.96%, 2/13/2038 (a)	520,000	528,377
8.38%, 1/23/2041 (a)	400,000	414,000
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	2,025,000	2,194,087
Dominican Republic Government Bond
5.50%, 2/22/2029 (j)	400,000	405,000
6.00%, 2/22/2033 (a)	900,000	912,600
6.40%, 6/5/2049 (j)	1,500,000	1,475,115
7.15%, 2/24/2055 (a)	1,000,000	1,066,875
5.88%, 1/30/2060 (a)	300,000	267,300
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	1,100,000	1,106,875
6.13%, 9/28/2028 (a)	1,500,000	1,485,833
9.13%, 1/13/2046 (a)	2,460,000	2,608,830
Federative Republic of Brazil 7.13%, 5/13/2054	2,215,000	2,219,430
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (j)	400,000	401,800
5.75%, 11/12/2032 (a)	3,977,000	3,912,374
7.38%, 10/10/2047 (j)	900,000	898,425
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,100,000	1,100,882
7.38%, 4/8/2031 (a)	2,600,000	2,553,200
8.88%, 4/8/2051 (a)	2,800,000	2,681,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,970,676
Republic of Angola
8.25%, 5/9/2028 (j)	1,000,000	995,313
8.00%, 11/26/2029 (j)	1,000,000	964,950
Republic of Colombia
8.00%, 11/14/2035	1,000,000	1,078,000
7.75%, 11/7/2036	2,211,000	2,322,103
8.75%, 11/14/2053	3,400,000	3,801,200
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	887,400
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (j)	3,050,000	2,945,537
8.08%, 4/1/2036 (a)	1,600,000	1,661,136
8.25%, 1/30/2037 (a)	402,000	419,540
Republic of Ecuador
6.90%, 7/31/2030 (a) (h)	1,600,000	1,556,000
6.90%, 7/31/2035 (a) (h)	2,100,000	1,793,400
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,908,000	3,280,733
Republic of Guatemala
6.05%, 8/6/2031 (j)	1,000,000	1,038,170
6.60%, 6/13/2036 (a)	300,000	320,775
6.25%, 8/15/2036 (a)	2,435,000	2,533,009

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
6.55%, 2/6/2037 (a)	600,000	638,064
Republic of Iraq 5.80%, 1/15/2028 (j)	718,750	716,279
Republic of Kenya
7.88%, 10/9/2033 (a)	1,320,000	1,265,550
9.50%, 3/5/2036 (a)	1,773,000	1,794,276
8.80%, 10/9/2038 (a)	2,857,000	2,763,262
Republic of Montenegro 7.25%, 3/12/2031 (a)	600,000	643,158
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	1,027,599
6.10%, 8/11/2044 (j)	1,200,000	1,237,200
5.60%, 3/13/2048 (j)	1,600,000	1,522,200
5.40%, 3/30/2050 (j)	4,100,000	3,788,400
Republic of South Africa
7.10%, 11/19/2036 (a)	1,830,000	1,970,452
7.30%, 4/20/2052	1,000,000	1,007,570
7.95%, 11/19/2054 (a)	1,795,000	1,924,240
Republic of Turkiye (The)
7.13%, 2/12/2032	700,000	737,800
7.63%, 5/15/2034	1,400,000	1,503,908
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	600,000	644,400
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,065,000	2,121,271
8.50%, 11/6/2035 (a)	2,839,000	3,056,354
Total Foreign Government Securities (Cost $91,902,390)		96,637,870
Loan Assignments — 0.7% (c) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031	960,375	962,901
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028	886,728	888,217
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031	990,019	989,959
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030	1,344,125	1,344,072
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031	1,681,762	1,678,164
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029	687,746	688,371
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032	1,681,550	1,683,063
		6,383,629
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 12/20/2029	562,782	563,649
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.84%, 6/12/2031	1,481,250	1,480,717
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/18/2030	1,481,278	1,247,977
		3,292,343
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028	679,057	681,135
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027	738,557	739,908

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031	471,994	471,947
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2030	964,702	921,290
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029	422,839	420,040
		1,341,330
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032	1,215,234	1,218,965
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031	1,509,710	1,511,974
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029	326,400	326,707
		1,838,681
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031	2,199,732	2,195,839
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028	196,217	196,468
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028	2,141,074	2,149,018
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.00%, 9/27/2030	1,043,938	1,045,148
		3,194,166
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 3/14/2031	349,114	349,379
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/12/2032 (n)	375,000	375,000
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.27%, 8/21/2028	1,186,345	1,183,545
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030	169,575	166,268
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030	1,072,378	1,076,068
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 9/27/2030	1,534,212	1,535,485
		3,961,366
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031	1,183,247	1,175,769
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028	881,983	795,187
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031	596,964	485,284
		2,456,240
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030	438,060	438,486
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029	400,212	402,233
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 10/8/2031	572,129	573,702
		975,935

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.99%, 12/9/2030	2,038,688	2,029,412
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/23/2028	1,169,280	1,170,110
		3,199,522
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/22/2032	995,999	998,300
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031	1,392,759	1,396,241
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030	1,014,069	1,015,194
		3,409,735
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028	1,182,327	1,181,286
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.75%, 8/13/2029	990,000	911,295
		2,092,581
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028	930,622	458,331
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 8/15/2028	1,021,377	1,022,471
		1,480,802
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030	698,250	688,824
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 10/29/2032	99,977	99,758
		788,582
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031	3,084,712	3,087,427
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029	2,136,858	2,103,139
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029	1,733,018	1,729,414
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031	1,925,175	1,929,988
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029	816,750	677,135
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2032	2,640,273	2,599,031
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031	2,493,750	2,498,089
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031	2,440,866	2,438,791
		11,872,448
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028	820,342	805,872
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029	984,988	987,489
		1,793,361
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031	1,497,913	1,501,657
Total Loan Assignments (Cost $64,526,074)		63,291,189

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.0% (o) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	46,396
Virginia — 0.0% ^
FHLMC Multifamily ML Certificates, Zero Coupon, 5/25/2033 (a)	8,000,000	4,615,622
Total Municipal Bonds (Cost $4,654,775)		4,662,018
	SHARES
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	1	13
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	285	3,337
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	18	271
Media — 0.0% ^
SES SA (Luxembourg) ‡ *	270	4,219
Specialty Retail — 0.0% ^
Rite Aid ‡ *	97	—
Total Common Stocks (Cost $4,564)		7,840
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,513
Short-Term Investments — 6.7%
Investment Companies — 6.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (p) (q) (Cost $594,898,749)	594,898,749	594,898,749
Total Investments — 100.7% (Cost $8,785,243,451)		8,929,331,244
Liabilities in Excess of Other Assets — (0.7)%		(66,125,575)
NET ASSETS — 100.0%		8,863,205,669

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $8,591,931 or 0.10% of the Fund’s
net assets as of November 30, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(i)	Defaulted security.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of November 30, 2025.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,402	03/20/2026	USD	385,595,438	845,200
U.S. Treasury 10 Year Ultra Note	549	03/20/2026	USD	63,786,938	415,149
U.S. Treasury Long Bond	1,426	03/20/2026	USD	167,465,875	882,465
U.S. Treasury Ultra Bond	3,109	03/20/2026	USD	375,994,688	2,507,829
U.S. Treasury 2 Year Note	2,973	03/31/2026	USD	620,938,925	(75,961)
U.S. Treasury 5 Year Note	2,063	03/31/2026	USD	226,446,484	78,795
					4,653,477

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$884,968,323	$187,529,325	$1,072,497,648
Collateralized Mortgage Obligations	—	485,032,187	30,021,002	515,053,189
Commercial Mortgage-Backed Securities	—	532,435,790	193,134,348	725,570,138
Common Stocks
Broadline Retail	—	—	13	13
Distributors	—	—	3,337	3,337
Health Care Equipment & Supplies	—	271	—	271
Media	—	—	4,219	4,219
Specialty Retail	—	—	— (a)	— (a)
Total Common Stocks	—	271	7,569	7,840
Corporate Bonds
Aerospace & Defense	—	23,822,749	2,892	23,825,641
Automobile Components	—	14,176,753	—	14,176,753
Automobiles	—	16,645,893	—	16,645,893
Banks	—	608,930,072	—	608,930,072
Beverages	—	2,956,632	—	2,956,632
Biotechnology	—	45,140,417	—	45,140,417
Broadline Retail	—	2,584,403	—	2,584,403
Building Products	—	25,070,671	—	25,070,671
Capital Markets	—	218,924,286	—	218,924,286
Chemicals	—	26,322,858	—	26,322,858
Commercial Services & Supplies	—	17,974,087	—	17,974,087
Communications Equipment	—	760,845	—	760,845
Construction & Engineering	—	8,259,358	—	8,259,358
Construction Materials	—	2,349,074	—	2,349,074
Consumer Finance	—	62,974,586	—	62,974,586
Consumer Staples Distribution & Retail	—	10,120,825	— (a)	10,120,825
Containers & Packaging	—	24,863,206	—	24,863,206
Distributors	—	3,764,729	—	3,764,729
Diversified Consumer Services	—	4,899,014	—	4,899,014
Diversified REITs	—	1,247,029	—	1,247,029
Diversified Telecommunication Services	—	64,308,955	—	64,308,955
Electric Utilities	—	241,003,992	—	241,003,992
Electrical Equipment	—	2,369,840	—	2,369,840
Electronic Equipment, Instruments & Components	—	8,291,302	—	8,291,302
Energy Equipment & Services	—	7,675,658	—	7,675,658
Entertainment	—	7,885,047	—	7,885,047
Financial Services	—	38,111,793	35,090,205	73,201,998
Food Products	—	73,945,689	—	73,945,689
Gas Utilities	—	3,150,288	—	3,150,288
Ground Transportation	—	31,430,173	—	31,430,173
Health Care Equipment & Supplies	—	15,922,470	—	15,922,470

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$69,677,748	$7,249,663	$76,927,411
Health Care REITs	—	2,580,970	—	2,580,970
Health Care Technology	—	5,880,409	—	5,880,409
Hotel & Resort REITs	—	6,070,052	—	6,070,052
Hotels, Restaurants & Leisure	—	55,786,534	—	55,786,534
Household Durables	—	8,163,595	—	8,163,595
Household Products	—	2,630,808	—	2,630,808
Independent Power and Renewable Electricity Producers	—	21,779,583	—	21,779,583
Industrial Conglomerates	—	629,522	—	629,522
Industrial REITs	—	1,360,280	—	1,360,280
Insurance	—	20,780,341	—	20,780,341
Interactive Media & Services	—	33,616,801	—	33,616,801
IT Services	—	890,842	—	890,842
Leisure Products	—	1,037,815	—	1,037,815
Life Sciences Tools & Services	—	1,494,647	—	1,494,647
Machinery	—	8,156,177	—	8,156,177
Marine Transportation	—	2,619,934	—	2,619,934
Media	—	107,436,756	—	107,436,756
Metals & Mining	—	32,289,742	—	32,289,742
Mortgage Real Estate Investment Trusts (REITs)	—	40,255,094	5,000,000	45,255,094
Multi-Utilities	—	35,006,569	—	35,006,569
Office REITs	—	93,404	—	93,404
Oil, Gas & Consumable Fuels	—	334,390,120	—	334,390,120
Passenger Airlines	—	9,987,585	—	9,987,585
Personal Care Products	—	3,141,625	—	3,141,625
Pharmaceuticals	—	32,214,194	—	32,214,194
Professional Services	—	719,207	—	719,207
Real Estate Management & Development	—	199,065	7,249,663	7,448,728
Residential REITs	—	5,180,531	—	5,180,531
Retail REITs	—	3,161,041	—	3,161,041
Semiconductors & Semiconductor Equipment	—	44,168,560	—	44,168,560
Software	—	37,512,857	—	37,512,857
Specialized REITs	—	13,075,092	—	13,075,092
Specialty Retail	—	21,587,562	— (a)	21,587,562
Technology Hardware, Storage & Peripherals	—	5,590,642	—	5,590,642
Tobacco	—	55,172,216	—	55,172,216
Trading Companies & Distributors	—	19,199,907	—	19,199,907
Water Utilities	—	933,133	—	933,133
Wireless Telecommunication Services	—	20,338,140	—	20,338,140
Total Corporate Bonds	—	2,680,691,794	54,592,423	2,735,284,217
Foreign Government Securities	—	96,637,870	—	96,637,870
Loan Assignments	—	63,291,189	—	63,291,189
Mortgage-Backed Securities	—	1,806,792,392	—	1,806,792,392
Municipal Bonds	—	4,662,018	—	4,662,018
Preferred Stocks	—	—	3,513	3,513
U.S. Treasury Obligations	—	1,314,632,481	—	1,314,632,481

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$594,898,749	$—	$—	$594,898,749
Total Investments in Securities	$594,898,749	$7,869,144,315	$465,288,180	$8,929,331,244
Appreciation in Other Financial Instruments
Futures Contracts	$4,729,438	$—	$—	$4,729,438
Depreciation in Other Financial Instruments
Futures Contracts	$(75,961)	$—	$—	$(75,961)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,653,477	$—	$—	$4,653,477

(a)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$120,556,903	$1,442	$506,774	$293,798	$99,348,197	$(21,422,012)	$—	$(11,755,777)	$187,529,325
Collateralized Mortgage Obligations	31,683,260	—	67,760	39,186	8,493,238	(4,256,227)	—	(6,006,215)	30,021,002
Commercial Mortgage-Backed Securities	54,627,016	—	2,994,166	363,615	83,786,640	—	57,847,809	(6,484,898)	193,134,348
Common Stocks	10,044	526	1,978	—	4,565	(9,544)	—	—	7,569
Corporate Bonds	18,674	(9,419)	32,969	(2,777)	56,171,874	(1,618,898)	—	—	54,592,423
Mortgage-Backed Securities	10,082,813	—	—	—	—	(10,082,813)	—	—	—
Preferred Stocks	3,757	—	(244)	—	—	—	—	—	3,513
Warrants	— (a)	(1)	1	—	—	—	—	—	—
Total	$216,982,467	$(7,452)	$3,603,404	$693,822	$247,804,514	$(37,389,494)	$57,847,809	$(24,246,890)	$465,288,180

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $3,603,404.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$23,035,894	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.11% - 5.23% (5.17%)

Collateralized Mortgage Obligations	23,035,894
	29,823,755	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (0.42%)
			Constant Prepayment Rate	0.00% -8.25% (1.23%)
			Yield (Discount Rate of Cash Flows)	5.82% - 21.52% (7.67%)

Asset-Backed Securities	29,823,755
	39,372,911	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.92% - 7.22% (6.65%)

Commercial Mortgage-Backed Securities	39.372,911
	2,892	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	—(c )	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)

Corporate Bonds	2,892
	3,337	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	13	Terms of Restructuring	Expected Recovery	$0.00 - $12.50 ($12.50)

Common Stocks	3,350
Total	$92,238,802

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $ 373,049,378. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	$784,655,919	$1,987,346,816	$2,177,103,986	$—	$—	$594,898,749	594,898,749	$19,102,851	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).